UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

J u n e 3 0, 2 0 1 9
CLASS A SHARES
CLASS C SHARES
I N S T I T U T I O N A L S H A R E S

Beginning on January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.rationalmf.com, rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Funds at 1-800-253-0412. Your election to receive reports in paper will apply to all funds held within the fund complex.

You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Funds at 1-800-253-0412. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

Rational Dividend Capture Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for each of the periods ended June 30, 2019, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Class A	4.86%	(7.86)%	(1.48)%	7.04%	4.63%	N/A
Class A with load	(0.15)%	(12.21)%	(2.43)%	6.52%	4.35%	N/A
Class C	4.18%	(8.69)%	(2.04)%	N/A	N/A	(0.37)%
Institutional Class	4.82%	(7.75)%	(1.26)%	7.30%	4.88%	N/A
S&P 500 Total Return Index (b)	18.54%	10.42%	10.71%	14.70%	6.93%	11.29%
S&P 500/Citigroup Value Total Return Index (c)	16.70%	8.67%	7.92%	13.10%	6.04%	8.66%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s June 11, 2019 prospectus, the total annual operating expense are 2.72% for Institutional Class shares, 2.96% for A shares and 3.73% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is February 28, 2001 for Class A, Institutional Class and the Benchmarks.

(b)	Inception date is January 2, 2014 for Class C and the Benchmarks.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(d)	The S&P 500/Citigroup Value Total Return Index uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
REITs	16.6%
Telecommunications	13.2%
Exchange Traded Funds	6.8%
Pharmaceuticals	6.4%
Banks	5.8%
Investment Companies	5.1%
Retail	4.7%
Oil & Gas	3.9%
Chemicals	3.6%
Real Estate	2.8%
Other/Short-Term Investments	31.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Tactical Return Fund (Formerly, Rational Hedged Return Fund)

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for each of the periods ended June 30, 2019, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Class A	4.77%	10.51%	(3.72)%	3.62%	-2.01%	N/A
Class A with load	(0.17)%	5.27%	(4.65)%	3.12%	-2.40%	N/A
Class C	4.24%	9.54%	N/A	N/A	N/A	6.97%
Institutional Class	4.81%	10.51%	(3.68)%	3.78%	-1.84%	N/A
S&P 500 Total Return Index (c)	18.54%	10.42%	10.71%	14.70%	N/A	13.88%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s June 11, 2019 prospectus, the total annual operating expense are 3.24% for Institutional Class shares, 3.58% for A shares and 4.24% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is May 1, 2007 for Class A and I and the Benchmark.

(b)	Inception date is May 31, 2016 for Class C and the Benchmark.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Industry ^	% of Net Assets
Short-Term Investments	91.8%
Other/Cash & Equivalents	8.2%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Dynamic Brands Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for each of the periods ended June 30, 2019, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Class A	13.25%	5.43%	4.24%	11.70%	9.94%	N/A
Class A with load	7.86%	0.53%	3.23%	11.16%	9.62%	N/A
Class C	12.60%	4.70%	3.65%	N/A	N/A	3.91%
Institutional Class	13.36%	5.70%	4.51%	11.99%	10.22%	N/A
S&P 500 Index Total Return (c)	18.54%	10.42%	10.71%	14.70%	10.09%	11.29%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s June 11, 2019 prospectus, the total annual operating expense are 1.69% for Institutional Class shares, 2.07% for A shares and 2.75% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is September 27, 2002, for Class A, I and the Benchmark.

(b)	Inception date is January 2, 2014 for Class C and the Benchmark.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Internet	23.5%
Retail	22.4%
Software	9.6%
Diversified Financial Services	7.2%
Apparel	6.7%
Media	3.5%
Entertainment	3.4%
Commercial Services	3.1%
Auto Manufacturers	2.5%
Home Furnishings	2.5%
Other/Short-Term Investments	15.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Strategic Allocation Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for each of the periods ended June 30, 2019, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	Since Inception(a)	Since Inception(b)
Class A	7.57%	3.77%	4.10%	6.16%	N/A
Class A with load	2.42%	(1.16)%	3.10%	5.64%	N/A
Class C	7.22%	2.98%	N/A	N/A	5.94%
Institutional Class	7.65%	3.96%	N/A	N/A	6.98%
S&P 500 Total Return Index (c)	18.54%	10.42%	10.71%	14.00%	13.88%
Balanced Allocation Indices Blend Index (d)	13.54%	9.74%	7.81%	10.17%	9.57%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s June 11, 2019 prospectus, the total annual operating expense are 2.28% for Institutional Class shares, 2.61% for A shares and 3.16% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is July 30, 2009 for Class A and the Benchmarks.

(b)	Inception date is May 31, 2016 for Class C, Institutional Class and the Benchmarks.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(d)	The Balanced Allocation Indices Blend (“BAIB”) is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor’s 500 Index® (“S&P 500”) (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%). The Barclays U.S. Aggregate Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The S&P 500 is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

Top Holdings ^	% of Investments
Equity Funds - Mutual Funds	54.6%
Debt Funds - Mutual Funds	23.6%
Equity Funds - Exchange Traded Funds	8.7%
Other/Short-Term Investments	13.1%
100.0%

^ Based on Market Value

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s total investments.

Rational/Resolve Adaptive Asset Allocation Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for each of the periods ended June 30, 2019, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Class A	12.80%	5.18%	N/A	N/A	1.67%	N/A
Class A with load	6.32%	(0.88)%	N/A	N/A	(0.50)%	N/A
Class C	12.43%	4.42%	N/A	N/A	0.99%	N/A
Institutional Class	12.94%	5.44%	3.98%	3.84%	N/A	6.11%
S&P 500 Total Return Index (b)	18.54%	10.42%	10.71%	14.70%	14.01%	9.66%
Barclay Hedge CTA Index (c)	3.74%	2.66%	1.03%	0.72%	0.01%	4.24%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s June 11, 2019 prospectus, the total annual operating expense are 3.03% for Institutional Class shares, 3.27% for A shares and 4.78% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is September 30, 2016 for Class A, Class C and the Benchmarks.

(b)	Inception date is February 28, 1994 for Institutional Class and the Benchmarks.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(d)	The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors.

Holdings by Asset Type ^	% of Net Assets
Short-Term Investments	93.6%
Other/Cash & Equivalents	6.4%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Consolidated Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Iron Horse Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for each of the periods ended June 30, 2019, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	Since Inception(a)	Since Inception(b)	Since Inception(c)
Class A	(0.80)%	1.07%	1.97%	4.27%	N/A	N/A
Class A with Load	(6.46)%	(4.71)%	0.77%	3.50%	N/A	N/A
Class C	(1.01)%	0.69%	N/A	N/A	N/A	0.92%
Institutional Class	(0.65)%	1.37%	2.25%	N/A	5.59%	N/A
S&P 500 Total Return Index (d)	18.54%	10.42%	10.71%	12.56%	14.42%	12.68%
CBOE S&P 500 Buy Write Index (e)	10.27%	3.18%	5.98%	7.13%	7.69%	6.11%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s June 11, 2019 prospectus, the total annual operating expense are 2.38% for Institutional Class shares, 2.62% for A shares and 3.30% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is July 7, 2011 for Class A and the Benchmarks.

(b)	Inception date is April 6, 2017 for Class C and the Benchmarks.

(c)	Inception date is November 16, 2011 for Institutional Class and the Benchmarks.

(d)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month. Index returns assume the reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Top 10 Holdings by Industry ^	% of Net Assets
Pharmaceuticals	12.8%
Banks	10.2%
Computers	8.6%
Oil & Gas	7.0%
Electric	6.0%
Miscellaneous Manufacturing	5.5%
Chemicals	5.0%
Retail	4.9%
Household Products/Wares	4.1%
Telecomunications	3.8%
Other/Short-Term Investments	32.1%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

Rational NuWave Enhanced Market Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for each of the periods ended June 30, 2019, compared to its benchmarks:

	6 Month		Annualized	Annualized	Annualized
	Return	1 Year Return	5 Year Return	Since Inception(a)	Since Inception(b)
Class A	11.62%	19.27%	N/A	N/A	16.40%
Class A with load	5.18%	12.40%	N/A	N/A	11.32%
Class C	11.13%	18.37%	N/A	N/A	15.52%
Institutional Class (c)	11.74%	19.58%	10.34%	9.45%	N/A
S&P 500 Total Return Index (d)	18.54%	10.42%	10.71%	12.89%	8.37%
SG CTA Mutual Fund Index (e)	3.45%	2.31%	N/A	0.28%	0.05%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s June 11, 2019 prospectus, the total annual operating expense are 3.36% for Institutional Class shares, 3.70% for A shares and 4.45% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is March 31, 2013 for Institutional Class and the Benchmark.

(b)	Inception date is February 28, 2018 for Class A, Class C and the Benchmark.

(c)	The Fund acquired all of the assets and liabilities of the “NuWave Equity Enhanced Fund LP” (the “Predecessor Fund”) in a tax free reorganization on February 28, 2018. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional Class shares of the Fund, so the Predecessor Fund became the Institutional Class shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on March 31, 2013. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The SG CTA Mutual Fund Index calculates the net daily rate of return for a group of the largest 10 CTA Mutual Funds.

Top 10 Holdings by Industry ^	% of Net Assets
Retail	6.7%
Software	4.9%
Insurance	4.5%
Diversified Financial Services	3.9%
Food	3.5%
REITs	3.5%
Electric	2.8%
Oil & Gas	2.8%
Banks	2.7%
Healthcare-Products	2.7%
Other/Short-Term Investments	62.0%
100.0%

^  Does not include derivatives in which the Fund Invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Context Insurance Linked Income Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for each of the periods ended June 30, 2019, compared to its benchmarks:

Since Inception(a)
Class A	(0.95)%
Class A with load	(6.65)%
Class C	(1.30)%
Institutional Class	(0.78)%
BofAML 3 Month Treasury Bill (b)	1.24%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s December 29, 2018 prospectus, the estimated total annual operating expense are 2.26% for Institutional Class shares, 2.51% for A shares and 3.26% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is December 31, 2018.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an Index.

Top Holdings	% of Net Assets
Bonds & Notes	71.0%
Insurance - Preferred Stock	25.6%
Common Stock	1.2%
Other/Short-Term Investments	2.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value
	COMMON STOCKS - 74.8%
	BANKS - 5.8%
1,860	BB&T Corp.	$91,382
4,225	Citigroup, Inc.	295,877
5,420	KeyCorp	96,205
680	PNC Financial Services Group, Inc.	93,350
15,070	UBS Group AG	178,579
5,855	Wells Fargo & Co	277,059
		1,032,452
	BIOTECHNOLOGY - 2.1%
5,450	Gilead Sciences, Inc.	368,202

	CHEMICALS - 3.6%
7,280	Dow, Inc.	358,977
12,795	Olin Corp.	280,338
		639,315
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
164,483	Medley Management, Inc.	404,628

	FOREST PRODUCTS & PAPER- 0.6%
2,565	International Paper Co.	111,116

	HOLDING COMPANIES - DIVERSIFIED - 1.4%
25,000	Chardan Healthcare Acquisition Corp. *	252,500

	HOUSEWARES - 0.5%
4,670	Tupperware Brands Corp.	88,870

	INVESTMENT COMPANIES - 5.1%
5,476	Apollo Investment Corp.	86,521
4,975	Ares Capital Corp.	89,252
94,340	FS KKR Capital Corp.	562,266
13,000	WhiteHorse Finance, Inc.	178,750
		916,789
	MACHINERY - CONSTRUCTION & MINING - 0.6%
820	Caterpillar, Inc.	111,758

	MACHINERY - DIVERSIFIED - 0.9%
15,580	Briggs & Stratton Corp.	159,539

	MEDIA - 1.0%
1,260	Walt Disney Co.	175,946

	OIL & GAS - 3.9%
4,840	Exxon Mobil Corp.	370,889
3,150	Hess Corp.	200,245
1,780	Royal Dutch Shell PLC - ADR	115,825
		686,959
	OIL & GAS SERVICES - 1.1%
4,965	Schlumberger Ltd.	197,309

	PACKING & CONTAINERS - 1.6%
8,040	WestRock Co.	293,219

	PHARMACEUTICALS - 6.4%
8,190	Bristol-Myers Squibb Co.	371,417
8,450	CVS Health Corp.	460,441
5,725	GlaxoSmithKline PLC - ADR	229,115
630	Johnson & Johnson	87,746
		1,148,719
	PRIVATE EQUITY - 1.8%
25,000	Hercules Technology Growth Cap	320,500

	REITS - 16.6%
85,705	Annaly Capital Management, Inc.	782,487
12,900	Arlington Asset Investment Corp.	88,752
37,560	Cedar Realty Trust, Inc.	99,534
27,455	Dynex Capital, Inc.	459,871
4,450	Global Net Lease, Inc.	87,309

See accompanying notes to consolidated financial statements.

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 74.8% (Continued)
	REITS - 16.6% (Continued)
22,380	New Senior Investment Group, Inc.	$344,428
9,120	Sabra Health Care REIT, Inc.	179,573
29,245	Senior Housing Properties Trust	241,856
76,500	Tremont Mortgage Trust	315,945
28,330	Two Harbors Investment Corp.	358,941
		2,958,696
	RETAIL - 4.7%
5,540	Kohl’s Corp.	263,427
7,830	Macy’s, Inc.	168,032
9,750	Nordstrom, Inc.	310,635
1,010	Target Corp.	87,476
		829,570
	SEMICONDUCTORS - 0.5%
2,010	Intel Corp.	96,219

	TELECOMMUNICATIONS - 13.2%
21,995	AT&T, Inc.	737,052
63,070	CenturyLink, Inc.	741,703
2,700	Corning, Inc.	89,721
138,465	Nokia OYJ - ADR	693,710
9,010	Telefonaktiebolaget LM Ericsson - ADR	85,595
		2,347,781

	TRANSPORTATION - 1.1%
1,870	United Parcel Service, Inc.	193,115

	TOTAL COMMON STOCKS (Cost $14,774,033)	13,333,202

	EXCHANGE TRADED FUNDS - 6.8%
	EQUITY FUNDS - 6.8%
18,150	Alerian MLP ETF	178,778
10,530	Global X SuperDividend ETF	181,221
5,980	iShares US Telecommunications ETF	176,111
21,250	ProShares Ultra VIX Short-Term Futures ETF *	669,162
		1,205,272

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,242,153)	1,205,272

		Coupon	Maturity
	PREFERRED STOCKS - 2.8%
	REAL ESTATE - 2.8%
20,000	Sachem Capital Corp.	7.125%	6/30/2024	508,000

	TOTAL PREFERRED STOCKS (Cost - $500,000)			508,000

	SHORT-TERM INVESTMENTS - 15.0%
2,667,607	Federated Treasury Obligations Fund, Institutional Class, 2.23% **			2,667,607
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,667,607)			2,667,607

	TOTAL INVESTMENTS (Cost $19,183,793) - 99.4%			$17,714,081
	OTHER ASSETS LESS LIABILITIES - 0.6%			112,785
	NET ASSETS - 100.0%			$17,826,866

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

* Non-Income Producing Security.

** Rate shown represents the rate at June 30, 2019 and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

Rational Tactical Return Fund (Formerly, Rational Hedged Return Fund)
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares				Value
	SHORT-TERM INVESTMENTS - 91.8%
	MONEY MARKET FUND - 27.2%
25,124,517	Federated Treasury Obligations Fund, Institutional Class, 2.23% *			$25,124,517

		Discount Rate (%)	Maturity
	U.S. TREASURY BILLS - 64.6%
5,000,000	United States Treasury Bill	2.3896	7/25/2019	4,993,500
5,000,000	United States Treasury Bill	2.4073	8/22/2019	4,984,841
10,000,000	United States Treasury Bill	2.4293	9/5/2019	9,961,637
10,000,000	United States Treasury Bill	2.3760	10/3/2019	9,945,362
5,000,000	United States Treasury Bill	2.4142	10/10/2019	4,970,612
10,000,000	United States Treasury Bill	2.4179	11/7/2019	9,926,094
10,000,000	United States Treasury Bill	2.1075	12/19/2019	9,903,041
5,000,000	United States Treasury Bill	2.0291	12/26/2019	4,949,743
				59,634,830

	TOTAL SHORT-TERM INVESTMENTS (Cost - $84,728,875)			84,759,347

	TOTAL INVESTMENTS - 91.8% (Cost - $84,728,875)			$84,759,347
	OTHER ASSETS LESS LIABILITIES - 8.2%			7,580,724
	NET ASSETS - 100.0%			$92,340,071

			Notional		Exercise Price
Contracts ^		Counterparty	Amount ($)	Expiration Date	($)	Value
	OPTIONS WRITTEN ** - 0.0%
	CALL OPTIONS WRITTEN - 0.0%
1,389	S&P 500 Future Index	Wedbush	1,073,002,500	7/5/2019	3,090	34,725
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $52,088)					$34,725

^	Each contract is equivalent to one futures contract.

*	Rate shown represents the rate at June 30, 2019 and is subject to change and resets daily.

**	Non-income producing security.

See accompanying notes to consolidated financial statements.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value
	COMMON STOCKS - 99.4%
	APPAREL - 6.7%
2,486	adidas AG - ADR	$383,366
9,529	LVMH Moet Hennessy Louis Vuitton SE - ADR	811,013
10,909	NIKE, Inc.	915,811
		2,110,190
	AUTO MANUFACTURERS - 2.5%
4,816	Ferrari NV	777,399

	BIOTECHNOLOGY - 0.9%
1,559	Amgen, Inc.	287,293

	CHEMICALS - 1.0%
681	Sherwin-Williams Co.	312,095

	COMMERCIAL SERVICES - 3.1%
8,459	PayPal Holdings, Inc. *	968,217

	COMPUTERS - 2.4%
3,823	Apple, Inc.	756,648

	COSMETICS/PERSONAL CARE - 2.0%
3,489	Estee Lauder Cos, Inc.	638,871

	DIVERSIFIED FINANCIAL SERVICES - 7.2%
4,021	Mastercard, Inc.	1,063,675
7,042	Visa, Inc.	1,222,139
		2,285,814
	ENTERTAINMENT - 3.4%
16,021	Live Nation Entertainment, Inc. *	1,061,391

	HEALTHCARE - PRODUCTS - 1.0%
3,802	Abbott Laboratories	319,748

	HEALTHCARE - SERVICES - 1.9%
2,188	Anthem, Inc.	617,475

	HOME FURNISHINGS - 2.5%
15,012	Sony Corp. - ADR	786,479

	INTERNET - 23.5%
12,708	Alibaba Group Holding Ltd. - ADR *	2,153,371
849	Alphabet, Inc. *	919,297
726	Amazon.com, Inc. *	1,374,775
3,757	GrubHub, Inc. *	293,008
8,884	Spotify Technology SA *	1,299,019
30,313	Tencent Holdings Ltd. - ADR	1,371,966
		7,411,436
	LODGING - 2.0%
22,561	MGM Resorts International	644,568

	MEDIA - 3.5%
6,188	Discovery, Inc. *	189,972
6,565	Walt Disney Co.	916,736
		1,106,708
	PHARMACEUTICALS - 2.0%
13,662	Bristol-Myers Squibb Co.	619,572

	RETAIL - 22.4%
396	Chipotle Mexican Grill, Inc. *	290,220
2,619	Costco Wholesale Corp.	692,097
1,129	Domino’s Pizza, Inc.	314,178
10,312	Five Below, Inc. *	1,237,646
4,971	Home Depot, Inc.	1,033,819
7,771	Lululemon Athletica, Inc. *	1,400,412
16,374	Shake Shack, Inc. *	1,182,203
3,957	Starbucks Corp.	331,715
5,994	TJX Cos, Inc.	316,963
824	Ulta Beauty, Inc. *	285,837
		7,085,090

See accompanying notes to consolidated financial statements.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 99.4% (Continued)
	SOFTWARE - 9.6%
2,497	Adobe, Inc. *	$735,741
1,511	Intuit, Inc.	394,870
11,283	Microsoft Corp.	1,511,471
1,839	Workday, Inc. *	378,061
		3,020,143
	TOYS/GAMES/HOBBIES - 0.9%
6,532	Nintendo Co., Ltd. - ADR	298,970

	TRANSPORTATION - 0.9%
1,732	Union Pacific Corp.	292,899

	TOTAL COMMON STOCKS (Cost $27,760,076)	31,401,006

	SHORT-TERM INVESTMENTS - 0.6%
189,172	Federated Treasury Obligations Fund, Institutional Class, 2.23% **	189,172
	TOTAL SHORT-TERM INVESTMENTS (Cost $189,172)	189,172

	TOTAL INVESTMENTS (Cost $27,949,248) - 100.0%	$31,590,178
	OTHER ASSETS LESS LIABILITIES - 0.0%	766
	NET ASSETS - 100.0%	$31,590,944

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2019, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value
	MUTUAL FUNDS - 102.8%
	DEBT FUNDS - 31.0%
94,115	Catalyst Enhanced Income Strategy Fund , Institutional Class +	$1,049,383
52,182	Catalyst Insider Income Fund, Institutional Class +	498,859
81,407	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	771,742
75,963	Context Insurance Linked Income Fund, Institutional Class +	735,326
		3,055,310
	EQUITY FUNDS - 71.8%
22,903	Catalyst Buyback Strategy Fund, Institutional Class +	252,388
12,960	Catalyst Insider Buying Fund, Institutional Class +	252,851
18,826	Catalyst IPOx Allocation Fund, Institutional Class +	272,599
169,730	Catalyst MLP & Infrastructure Fund, Institutional Class +	780,624
10,884	Catalyst/MAP Global Equity Fund, Institutional Class +	160,612
17,772	Rational Dynamic Brands Fund, Institutional Class +	689,009
286,267	Rational NuWave Enhanced Market Opportunity Fund, Institutional Class +	4,658,509
		7,066,592

	TOTAL MUTUAL FUNDS (Cost - $9,938,663)	10,121,902

	EXCHANGE TRADED FUNDS - 11.5%
	EQUITY FUNDS - 11.5%
1,018	Strategy Shares Ecological Strategy ETF +	42,013
43,000	Strategy Shares NASDAQ 7 Handl Index ETF +	1,034,150
1,569	Strategy Shares US Market Rotation Strategy ETF +	54,727
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,141,389)	1,130,890

	SHORT-TERM INVESTMENTS - 17.2%
1,690,527	Federated Treasury Obligations Fund, Institutional Class, 2.23% *	1,690,527
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,690,527)	1,690,527

	TOTAL INVESTMENTS - 131.5% (Cost - $12,770,579)	$12,943,319
	LIABILITIES LESS OTHER ASSETS - (31.5)%	(3,098,429)
	NET ASSETS - 100.0%	$9,844,890

ETF - Exchange Traded Fund.

+	Investment in affiliate.

*	Rate shown represents the rate at June 30, 2019, and is subject to change and resets daily.

See accompanying notes to financial statements.

RATIONAL/ RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 93.6%
34,211,690	Fidelity Institutional Government Portfolio , Institutional Class, 2.29% * +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,211,690)	$34,211,690

	TOTAL INVESTMENTS - 93.6% (Cost - $34,211,690)	$34,211,690
	OTHER ASSETS LESS LIABILITIES - 6.4%	2,339,395
	NET ASSETS - 100.0%	$36,551,085

*	Rate shown represents the rate at June 30, 2019, and is subject to change and resets daily.

+	All or a portion of this investment is a holding of the RDMF Fund, Ltd.

				Unrealized
				Appreciaion /
Long Contracts		Notional Amount ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 4.7%
81	C$ Currency Future	6,200,955	September-19	84,570
182	DJ US Real Estate	6,302,660	September-19	(157,740)
21	Gold 100 OZ Future +	2,968,770	August-19	(24,400)
42	S&P/TSX 60 IX Future	6,284,814	September-19	11,306
40	S&P 500 E-Mini Future	5,888,400	September-19	72,880
411	US 10 YR Note (CBT)	52,595,156	September-19	927,946
185	US Long Bond (CBT)	28,784,844	September-19	812,742
	Total Unrealized Appreciation/Depreciation from Open Futures Contracts			$1,727,304

See accompanying notes to consolidated financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value
	COMMON STOCKS - 98.7%
	ADVERTISING - 2.5%
2,500	Omnicom Group, Inc. +	$204,875

	AEROSPACE/DEFENSE - 1.4%
400	General Dynamics Corp. +	72,728
300	United Technologies Corp. +	39,060
		111,788
	AGRICULTURE - 2.2%
3,800	Altria Group, Inc. +	179,930

	BANKS - 10.2%
500	First Republic Bank +	48,825
2,400	JP Morgan Chase & Co. +	268,320
1,800	Northern Trust Corp. +	162,000
2,700	Toronto-Dominion Bank +	157,572
3,700	US Bancorp +	193,880
		830,597
	BEVERAGES - 2.5%
4,000	Coca-Cola Co. +	203,680

	BIOTECHNOLOGY - 1.6%
700	Amgen, Inc. +	128,996

	CHEMICALS - 5.0%
1,000	International Flavors & Fragrances, Inc. +	145,090
3,100	LyondellBasell Industries NV +	267,003
		412,093
	COMPUTERS - 8.6%
1,300	Apple, Inc. +	257,296
3,200	International Business Machines Corp. +	441,280
		698,576
	COSMETICS/PERSONAL CARE - 3.8%
4,300	Colgate-Palmolive Co. +	308,181

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
700	Intercontinental Exchange, Inc. +	60,158

	ELECTRIC - 6.0%
3,300	Dominion Energy, Inc.+	255,156
7,500	PPL Corp. +	232,575
		487,731
	ELECTRONICS - 2.1%
400	Fortive Corp. +	32,608
1,100	Garmin Ltd. +	87,780
500	TE Connectivity Ltd. +	47,890
		168,278
	FOOD - 1.0%
1,600	Kellogg Co. +	85,712

	FOREST PRODUCTS & PAPER - 0.5%
1,000	International Paper Co. +	43,320

	HEALTHCARE-PRODUCTS - 1.7%
1,400	Medtronic PLC +	136,346

	HEALTHCARE-SERVICES - 3.8%
800	Centene Corp. * +	41,952
500	UnitedHealth Group, Inc. +	122,005
1,100	Universal Health Services, Inc. +	143,429
		307,386

See accompanying notes to financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 98.7% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 4.1%
2,500	Kimberly-Clark Corp. +	$333,200

	INSURANCE - 0.7%
600	Allstate Corp. +	61,014

	INTERNET - 3.6%
100	Alphabet, Inc. * +	108,280
100	Amazon.com, Inc. * +	189,363
		297,643
	MINING - 0.9%
2,000	Newmont Goldcorp Corp. +	76,940

	MISCELLANEOUS MANUFACTURING - 5.5%
400	3M Co. +	69,336
1,500	Eaton Corp. PLC +	124,920
24,300	Ingersoll-Rand PLC	255,150
		449,406
	OIL & GAS - 7.0%
1,800	Chevron Corp. +	223,992
4,000	Exxon Mobil Corp. +	306,520
700	Marathon Petroleum Corp. +	39,116
		569,628
	PHARMACEUTICALS - 12.8%
2,900	AbbVie, Inc. +	210,888
4,600	CVS Health Corp. +	250,654
3,100	Johnson & Johnson +	431,768
3,500	Pfizer, Inc. +	151,620
		1,044,930
	RETAIL - 4.9%
900	Darden Restaurants, Inc. +	109,557
1,200	Home Depot, Inc. +	249,564
800	Walgreens Boots Alliance, Inc. +	43,736
		402,857
	SEMICONDUCTORS - 0.8%
1,300	Intel Corp. +	62,231

	SOFTWARE - 0.6%
400	Fidelity National Information Services, Inc. +	49,072

	TELECOMMUNICATIONS - 3.8%
200	Arista Networks, Inc. * +	51,924
3,100	Cisco Systems, Inc. +	169,663
1,600	Verizon Communications, Inc. +	91,408
		312,995
	TRANSPORTATIONS - 0.4%
400	CH Robinson Worldwide, Inc. +	33,740

	TOTAL COMMON STOCKS (Cost - $8,015,906)	8,061,303

See accompanying notes to financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

			Notional	Expiration	Exercise Price
Contracts ^		Counter party	Amount (S)	Date	($)	Value
	PUT OPTIONS PURCHASED - 1.2%
70	S&P 500 Index	Credit Suisse	16,800,000	8/16/2019	2,400.00	$15,050
60	S&P 500 Index	Credit Suisse	13,800,000	9/20/2019	2,300.00	22,200
40	S&P 500 Index	Credit Suisse	9,200,000	12/20/2019	2,300.00	53,600
400	SPDR Dow Jones Industrial Aver DIA US	Credit Suisse	9,400,000	7/19/2019	235.00	5,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $190,570)					96,450

Shares
	SHORT TERM INVESTMENTS - 7.6%
617,598	Fidelity Institutional Government Portfolio - Institutional Class, 2.29% **					617,598
	TOTAL SHORT-TERM INVESTMENTS (Cost - $617,598)					$617,598

	TOTAL INVESTMENTS - 107.5% (Cost - $8,824,074)					$8,775,351
	LIABILITIES LESS OTHER ASSETS - (7.5)%					(612,567)
	NET ASSETS - 100.0%					$8,162,784

			Notional	Expiration	Exercise Price
Contracts ^		Counter party	Amount (S)	Date	($)	Value
	CALL OPTIONS WRITTEN * - (6.7)%
4	3M Co.	Credit Suisse	78,000	1/17/2020	195.00	$1,440
9	AbbVie, Inc.	Credit Suisse	74,250	11/15/2019	82.50	999
20	AbbVie, Inc.	Credit Suisse	165,000	1/17/2020	82.50	3,400
6	Allstate Corp.	Credit Suisse	63,000	1/17/2020	105.00	2,328
1	Alphabet, Inc.	Credit Suisse	110,000	1/17/2020	1,100.00	7,260
38	Altria Group, Inc.	Credit Suisse	199,500	1/17/2020	52.50	4,902
1	Amazon.com, Inc.	Credit Suisse	195,000	8/16/2019	1,950.00	5,176
7	Amgen, Inc.	Credit Suisse	126,000	1/17/2020	180.00	10,185
13	Apple, Inc.	Credit Suisse	240,500	10/18/2019	185.00	25,220
2	Arista Networks, Inc.	Credit Suisse	52,000	8/16/2019	260.00	3,368
8	Centene Corp.	Credit Suisse	48,000	12/20/2019	60.00	1,776
4	CH Robinson Worldwide, Inc.	Credit Suisse	35,000	11/15/2019	87.50	1,360
11	Chevron Corp.	Credit Suisse	143,000	1/17/2020	130.00	4,455
7	Chevron Corp.	Credit Suisse	94,500	1/17/2020	135.00	1,750
31	Cisco Systems, Inc.	Credit Suisse	170,500	8/16/2019	55.00	5,456
40	Coca-Cola Co.	Credit Suisse	188,000	8/16/2019	47.00	17,200
16	Colgate-Palmolive Co.	Credit Suisse	112,000	11/15/2019	70.00	6,720
17	Colgate-Palmolive Co.	Credit Suisse	123,250	11/15/2019	72.50	5,270
10	Colgate-Palmolive Co.	Credit Suisse	67,500	1/17/2020	67.50	6,960
9	CVS Health Corp.	Credit Suisse	51,750	1/17/2020	57.50	2,763
37	CVS Health Corp.	Credit Suisse	222,000	1/17/2020	60.00	8,066
9	Darden Restaurants, Inc.	Credit Suisse	112,500	10/18/2019	125.00	3,654
12	Dominion Energy, Inc.	Credit Suisse	90,000	10/18/2019	75.00	5,784
21	Dominion Energy, Inc.	Credit Suisse	162,750	1/17/2020	77.50	8,400
15	Eaton Corp PLC	Credit Suisse	112,500	1/17/2020	75.00	15,600
40	Exxon Mobil Corp.	Credit Suisse	310,000	1/17/2020	77.50	12,920
4	Fidelity National Information Services, Inc.	Credit Suisse	46,000	7/19/2019	115.00	2,940
5	First Republic Bank	Credit Suisse	50,000	8/16/2019	100.00	875
4	Fortive Corp.	Credit Suisse	32,000	1/17/2020	80.00	2,650
11	Garmin Ltd.	Credit Suisse	88,000	1/17/2020	80.00	5,665
4	General Dynamics Corp.	Credit Suisse	70,000	7/19/2019	175.00	2,960
243	General Electric Co.	Credit Suisse	243,000	1/17/2020	10.00	33,777
12	Home Depot, Inc.	Credit Suisse	210,000	1/17/2020	175.00	44,100
13	Intel Corp.	Credit Suisse	65,000	1/17/2020	50.00	3,666
7	Intercontinental Exchange, Inc.	Credit Suisse	52,500	1/17/2020	75.00	8,890
32	International Business Machine Corp.	Credit Suisse	432,000	11/15/2019	135.00	28,640
10	International Flavors & Fragrances, Inc.	Credit Suisse	135,000	8/16/2019	135.00	12,250
10	International Paper Co.	Credit Suisse	45,000	10/18/2019	45.00	1,720
19	Johnson & Johnson	Credit Suisse	266,000	11/15/2019	140.00	10,355
16	Johnson & Johnson	Credit Suisse	208,000	1/17/2020	130.00	20,520
24	JPMorgan Chase Co.	Credit Suisse	252,000	9/20/2019	105.00	19,200
16	Kellogg Co.	Credit Suisse	88,000	1/17/2020	55.00	4,440
15	Kimberly-Clark Corp.	Credit Suisse	165,000	1/17/2020	110.00	37,950
10	Kimberly-Clark Corp.	Credit Suisse	115,000	1/17/2020	115.00	20,700
31	LyondellBasell Industries NV	Credit Suisse	279,000	1/17/2020	90.00	14,570

See accompanying notes to financial statements.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

			Notional	Expiration	Exercise Price
Contracts ^		Counter party	Amount (S)	Date	($)	Value
	CALL OPTIONS WRITTEN * - (6.7)% (Continued)
7	Marathon Petroleum Corp.	Credit Suisse	38,500	1/17/2020	55.00	$3,850
14	Medtronic PLC	Credit Suisse	122,500	1/17/2020	87.50	17,045
20	Newmont Goldcorp Corp.	Credit Suisse	76,000	1/17/2020	38.00	7,100
18	Northern Trust Corp.	Credit Suisse	162,000	1/17/2020	90.00	9,018
25	Omnicom Group, Inc.	Credit Suisse	193,750	7/19/2019	77.50	13,125
35	Pfizer, Inc.	Credit Suisse	147,000	9/20/2019	42.00	7,210
59	PPL Corp.	Credit Suisse	182,900	7/19/2019	31.00	3,835
16	PPL Corp.	Credit Suisse	51,200	1/17/2020	32.00	1,640
5	TE Connectivity Ltd.	Credit Suisse	47,500	1/17/2020	95.00	3,325
27	Toronto-Dominion Bank	Credit Suisse	155,250	10/18/2019	57.50	5,292
3	United Technologies Corp.	Credit Suisse	37,500	1/17/2020	125.00	3,323
2	UnitedHealth Group, Inc.	Credit Suisse	50,000	9/20/2019	250.00	1,510
3	UnitedHealth Group, Inc.	Credit Suisse	78,000	10/18/2019	260.00	1,623
4	Universal Health Services, Inc.	Credit Suisse	52,000	7/19/2019	130.00	1,000
4	Universal Health Services, Inc.	Credit Suisse	54,000	7/19/2019	135.00	240
3	Universal Health Services, Inc.	Credit Suisse	40,500	10/18/2019	135.00	1,455
37	US Bancorp	Credit Suisse	194,250	1/17/2020	52.50	9,805
16	Verizon Communications, Inc.	Credit Suisse	96,000	6/19/2020	60.00	3,952
8	Walgreens Boots Alliance, Inc.	Credit Suisse	45,200	7/19/2019	56.50	304
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $415,264)					$542,932

PLC - Public Limited Company

+	All or a portion of the security is held as collateral for call options.

*	Non-income producing securities.

**	Rate shown represents the rate at June 30, 2019, and is subject to change and resets daily.

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9%
	ADVERTISING - 0.2%
1,044	Interpublic Group of Cos., Inc.	$23,584
514	Omnicom Group, Inc.	42,122
		65,706
	AEROSPACE/DEFENSE - 0.6%
522	Arconic, Inc.	13,478
72	Boeing Co.	26,209
24	General Dynamics Corp.	4,364
151	Lockheed Martin Corp.	54,895
12	Northrop Grumman Corp.	3,877
236	Raytheon Co.	41,036
114	United Technologies Corp.	14,843
		158,702
	AGRICULTURE - 0.4%
975	Altria Group, Inc.	46,166
1,200	Archer-Daniels-Midland Co.	48,960
407	British American Tobacco PLC - ADR	14,192
36	Philip Morris International, Inc.	2,827
		112,145
	AIRLINES - 0.8%
268	Alaska Air Group, Inc.	17,128
883	American Airlines Group, Inc.	28,795
1,053	Delta Air Lines, Inc.	59,758
1,166	JetBlue Airways Corp.*	21,559
1,545	Southwest Airlines Co.	78,455
261	United Continental Holdings, Inc. *	22,851
		228,546
	APPAREL - 0.7%
705	Capri Holdings Ltd. *	24,449
10	Hanesbrands, Inc.	172
496	NIKE, Inc.	41,639
46	PVH Corp.	4,354
73	Ralph Lauren Corp.	8,292
192	Skechers U.S.A., Inc. *	6,046
649	Tapestry, Inc.	20,593
1,085	VF Corp.	94,775
		200,320
	AUTO MANUFACTURERS - 0.5%
7,543	Ford Motor Co.	77,165
137	General Motors Co.	5,279
684	PACCAR, Inc.	49,016
		131,460
	AUTO PARTS & EQUIPMENT - 0.1%
77	APTIV PLC	6,224
34	BorgWarner, Inc.	1,427
1,044	Goodyear Tire & Rubber Co.	15,973
		23,624
	BANKS - 2.7%
1,166	Bank of America Corp.	33,814
1,619	Bank of New York Mellon Corp.	71,479
736	BB&T Corp.	36,160
479	Citigroup, Inc.	33,544
203	Citizens Financial Group, Inc.	7,178
278	Comerica, Inc.	20,194
3,220	Fifth Third Bancorp	89,838
55	Goldman Sachs Group, Inc.	11,253
78	Huntington Bancshares, Inc.	1,078
1,768	JPMorgan Chase & Co.	197,662
339	KeyCorp	6,017
43	M&T Bank Corp.	7,313
624	Morgan Stanley	27,338
67	Northern Trust Corp.	6,030

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9% (Continued)
	BANKS - 2.7% (Continued)
209	PNC Financial Services Group, Inc.	$28,692
368	Regions Financial Corp.	5,498
742	State Street Corp.	41,597
1,253	SunTrust Banks, Inc.	78,751
1,033	US Bancorp	54,129
359	Wells Fargo & Co.	16,988
133	Zions Bancorp NA	6,115
		780,668
	BEVERAGES - 0.9%
1,150	Coca-Cola Co.	58,558
110	Constellation Brands, Inc.	21,663
1,241	Keurig Dr Pepper, Inc.	35,865
71	Molson Coors Brewing Co.	3,976
307	Monster Beverage Corp. *	19,596
870	PepsiCo, Inc.	114,083
		253,741
	BIOTECHNOLOGY - 1.4%
28	Alexion Pharmaceuticals, Inc. *	3,667
30	Amgen, Inc.	5,528
512	Biogen, Inc. *	119,742
186	BioMarin Pharmaceutical, Inc. *	15,931
62	Bluebird Bio, Inc. *	7,886
1,298	Celgene Corp. *	119,987
454	Gilead Sciences, Inc.	30,672
42	Illumina, Inc. *	15,462
78	Incyte Corp. *	6,627
80	Regeneron Pharmaceuticals, Inc. *	25,040
243	United Therapeutics Corp. *	18,969
113	Vertex Pharmaceuticals, Inc. *	20,722
		390,233
	BUILDING MATERIALS - 0.3%
451	Johnson Controls International PLC	18,631
113	Martin Marietta Materials, Inc.	26,002
658	Masco Corp.	25,820
173	Vulcan Materials Co.	23,755
		94,208
	CHEMICALS - 2.4%
238	Air Products & Chemicals, Inc.	53,876
330	CF Industries Holdings, Inc.	15,414
369	DuPont de Nemours, Inc.	27,701
44	Eastman Chemical Co.	3,425
387	Ecolab, Inc.	76,409
1,339	Linde PLC	268,871
217	LyondellBasell Industries NV	18,690
592	Mosaic Co.	14,818
511	PPG Industries, Inc.	59,639
315	Sherwin-Williams Co.	144,361
		683,204
	COMMERCIAL SERVICES - 2.1%
1,031	Automatic Data Processing, Inc.	170,455
186	Equifax, Inc.	25,155
61	FleetCor Technologies, Inc. *	17,132
51	H&R Block, Inc.	1,494
279	Moody’s Corp.	54,491
924	Nielsen Holdings PLC	20,882
1,187	PayPal Holdings, Inc. *	135,864
245	S&P Global, Inc.	55,809
15	United Rentals, Inc. *	1,989
851	Verisk Analytics, Inc.	124,637
		607,908

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9% (Continued)
	COMPUTERS - 1.6%
844	Accenture PLC	$155,946
95	Apple, Inc.	18,802
188	Check Point Software Technologies Ltd. *	21,735
563	Cognizant Technology Solutions Corp.	35,689
414	DXC Technology Co.	22,832
155	Hewlett Packard Enterprise Co.	2,317
1,200	HP, Inc.	24,948
5,659	Infosys Ltd. - ADR	60,551
211	International Business Machines Corp.	29,097
692	NetApp, Inc.	42,696
242	Seagate Technology PLC	11,403
687	Western Digital Corp.	32,667
		458,683
	COSMETICS/PERSONAL CARE - 0.6%
348	Colgate-Palmolive Co.	24,941
180	Estee Lauder Cos., Inc.	32,960
555	Procter & Gamble Co.	60,856
653	Unilever NV - ADR	39,650
		158,407
	DISTRIBUTION/WHOLESALE - 0.3%
1,803	Fastenal Co.	58,760
99	WW Grainger, Inc.	26,555
		85,315
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
169	Alliance Data Systems Corp.	23,682
930	American Express Co.	114,799
340	Ameriprise Financial, Inc.	49,354
62	BlackRock, Inc.	29,097
488	Capital One Financial Corp.	44,281
108	Charles Schwab Corp.	4,341
1,242	CME Group, Inc.	241,085
1,645	Discover Financial Services	127,636
338	E*TRADE Financial Corp.	15,075
879	Franklin Resources, Inc.	30,589
1,776	Intercontinental Exchange, Inc.	152,629
617	Invesco Ltd.	12,624
445	Mastercard, Inc.	117,716
91	Nasdaq, Inc.	8,751
302	T Rowe Price Group, Inc.	33,132
371	TD Ameritrade Holding Corp.	18,520
348	Visa, Inc.	60,395
1,441	Western Union Co.	28,661
		1,112,367
	ELECTRIC - 2.8%
668	American Electric Power Co., Inc.	58,791
607	CenterPoint Energy, Inc.	17,378
69	CMS Energy Corp.	3,996
309	Consolidated Edison, Inc.	27,093
368	Dominion Energy, Inc.	28,454
699	Duke Energy Corp.	61,680
43	Edison International	2,899
28	Entergy Corp.	2,882
666	Eversource Energy	50,456
1,383	Exelon Corp.	66,301
1,820	FirstEnergy Corp.	77,914
632	NextEra Energy, Inc.	129,472
1,346	NRG Energy, Inc.	47,272
800	PPL Corp.	24,808
919	Public Service Enterprise Group, Inc.	54,056
377	Sempra Energy	51,815
432	Southern Co.	23,881
545	WEC Energy Group, Inc.	45,437
605	Xcel Energy, Inc.	35,991
		810,576

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9% (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
56	Emerson Electric Co.	$3,736
66	Universal Display Corp.	12,412
		16,148
	ELECTRONICS - 0.6%
44	Agilent Technologies, Inc.	3,285
85	Amphenol Corp.	8,155
920	Honeywell International, Inc.	160,623
64	TE Connectivity Ltd.	6,130
		178,193
	ENERGY-ALTERNATIVE SOURCES- 0.0%
34	First Solar, Inc. *	2,233

	ENGINEERING & CONSTRUCTION - 0.1%
621	Fluor Corp.	20,921

	ENVIRONMENTAL CONTROL - 0.4%
1,001	Republic Services, Inc.	86,727
224	Waste Management, Inc.	25,843
		112,570
	FOOD - 3.5%
1,287	Campbell Soup Co.	51,570
369	Conagra Brands, Inc.	9,786
635	General Mills, Inc.	33,350
1,908	Hershey Co.	255,729
571	JM Smucker Co.	65,773
104	Kellogg Co.	5,571
4,049	Kraft Heinz Co.	125,681
525	Kroger Co.	11,398
3,665	Mondelez International, Inc.	197,544
2,091	Sysco Corp.	147,876
1,033	Tyson Foods, Inc.	83,404
		987,682
	FOREST PRODUCTS & PAPER - 0.1%
461	International Paper, Co.	19,971

	HAND/MACHINE TOOLS - 0.1%
165	Stanley Black & Decker, Inc.	23,861

	HEALTHCARE-PRODUCTS - 2.7%
1,416	Abbott Laboratories	119,086
458	Baxter International, Inc.	37,510
132	Becton Dickinson and Co.	33,265
341	Boston Scientific Corp. *	14,656
1,008	Danaher Corp.	144,063
333	DENTSPLY SIRONA, Inc.	19,434
288	Edwards Lifesciences Corp. *	53,205
903	Henry Schein, Inc. *	63,120
425	Hologic, Inc. *	20,409
31	Intuitive Surgical, Inc. *	16,261
1,166	Medtronic PLC	113,557
153	Stryker Corp.	31,454
177	Thermo Fisher Scientific, Inc.	51,981
406	Zimmer Biomet Holdings, Inc.	47,802
		765,803
	HEALTHCARE-SERVICES - 0.5%
120	Anthem, Inc.	33,865
329	Centene Corp. *	17,253
80	DaVita, Inc. *	4,501
38	HCA Healthcare, Inc.	5,136
21	Humana, Inc.	5,571
97	Laboratory Corp. of America Holdings *	16,771
166	Quest Diagnostics, Inc.	16,900
167	UnitedHealth Group, Inc.	40,750
23	Universal Health Services, Inc.	2,999
		143,746

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9% (Continued)
	HOME BUILDERS - 0.3%
349	DR Horton, Inc.	$15,052
119	Lennar Corp.	5,767
1,650	PulteGroup, Inc.	52,173
		72,992
	HOME FURNISHINGS - 0.0%
19	Whirlpool Corp.	2,705

	HOUSEHOLD PRODUCTS/WARES - 0.5%
276	Clorox Co.	42,258
789	Kimberly-Clark Corp.	105,158
		147,416
	HOUSEWARES - 0.1%
1,706	Newell Brands, Inc.	26,307

	INSURANCE - 4.5%
3,417	Aflac, Inc.	187,286
329	Allstate Corp.	33,456
2,342	American International Group, Inc.	124,782
335	Aon PLC	64,648
633	Berkshire Hathaway, Inc. *	134,937
808	Chubb Ltd.	119,010
504	Hartford Financial Services Group, Inc.	28,083
442	Lincoln National Corp.	28,487
769	Marsh & McLennan Cos., Inc.	76,708
1,101	MetLife, Inc.	54,687
236	Principal Financial Group, Inc.	13,669
2,841	Progressive Corp.	227,081
943	Prudential Financial, Inc.	95,243
600	Travelers Cos., Inc.	89,712
		1,277,789
	INTERNET - 2.2%
10	Alibaba Group Holding Ltd. - ADR *	1,695
19	Alphabet, Inc. *	20,537
52	Amazon.com, Inc. *	98,469
855	Baidu, Inc. - ADR *	100,343
10	Booking Holdings, Inc. *	18,747
2,778	eBay, Inc.	109,731
177	Expedia Group, Inc.	23,546
34	F5 Networks, Inc. *	4,951
157	Facebook, Inc. *	30,301
94	Netflix, Inc. *	34,528
113	Palo Alto Networks, Inc. *	23,025
157	Symantec Corp.	3,416
209	TripAdvisor, Inc. *	9,675
3,566	Twitter, Inc. *	124,453
162	VeriSign, Inc. *	33,884
		637,301
	IRON/STEEL - 0.2%
7	Nucor Corp.	386
4,280	United States Steel Corp.	65,527
		65,913
	LEISURE TIME - 0.3%
24	Carnival Corp.	1,117
285	Harley-Davidson, Inc.	10,212
17	Polaris Industries, Inc.	1,551
649	Royal Caribbean Cruises Ltd.	78,665
		91,545
	LODGING - 0.3%
419	Hilton Worldwide Holdings, Inc.	40,953
104	Las Vegas Sands Corp.	6,145
218	Marriott International, Inc.	30,583
538	MGM Resorts International	15,371
70	Wyndham Worldwide Corp.	3,073
19	Wynn Resorts Ltd.	2,356
		98,481

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9% (Continued)
	MACHINERY- CONSTRUCTION & MINING- 0.2%
417	Caterpillar, Inc.	$56,833

	MACHINERY-DIVERSIFIED - 0.3%
212	Cummins, Inc.	36,324
108	Deere & Co.	17,897
283	Dover Corp.	28,357
15	Rockwell Automation, Inc.	2,457
		85,035
	MEDIA - 1.8%
668	CBS Corp.	33,333
267	Charter Communications, Inc. *	105,513
3,206	Comcast Corp.	135,550
419	Discovery, Inc. *	12,863
42	DISH Network Corp. *	1,613
211	Liberty Global PLC *	5,695
808	Viacom, Inc.	24,135
1,348	Walt Disney Co.	188,235
		506,937
	MINING - 0.2%
3,261	Freeport-McMoRan, Inc.	37,860
222	Newmont Goldcorp Corp.	8,540
		46,400
	MISCELLANEOUS MANUFACTURING - 1.4%
445	3M Co.	77,136
603	Eaton Corp PLC	50,218
7,607	General Electric Co.	79,874
378	Illinois Tool Works, Inc.	57,006
964	Ingersoll-Rand PLC	122,110
5	Parker-Hannifin Corp.	850
80	Textron, Inc.	4,243
		391,437
	OFFICE/BUSINESS EQUIPMENT - 0.1%
465	Xerox Corp.	16,466

	OIL & GAS - 2.8%
2,188	Anadarko Petroleum Corp.	154,385
512	Apache Corp.	14,833
2,219	Cabot Oil & Gas Corp.	50,948
610	Chevron Corp.	75,908
43	Cimarex Energy Co.	2,551
113	Concho Resources, Inc.	11,659
386	ConocoPhillips	23,546
214	Continental Resources, Inc. *	9,007
73	Devon Energy Corp.	2,082
10,918	Encana Corp.	56,009
10	EOG Resources, Inc.	932
1,399	EQT Corp.	22,118
180	Exxon Mobil Corp.	13,793
143	Helmerich & Payne, Inc.	7,239
358	Hess Corp.	22,758
847	HollyFrontier Corp.	39,199
1,763	Marathon Oil Corp.	25,052
806	Marathon Petroleum Corp.	45,039
532	Murphy Oil Corp.	13,114
1,059	Noble Energy, Inc.	23,722
936	Occidental Petroleum Corp.	47,062
265	Phillips 66	24,788
131	Pioneer Natural Resources Co.	20,156
3,240	Range Resources Corp.	22,615
1,171	Transocean Ltd. *	7,506
471	Valero Energy Corp.	40,322
1,693	Whiting Petroleum Corp. *	31,625
		807,968

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9% (Continued)
	OIL & GAS SERVICES - 0.6%
227	Baker Hughes a GE Co.	$5,591
2,489	Halliburton Co.	56,600
1,664	National Oilwell Varco, Inc.	36,991
1,300	Schlumberger Ltd.	51,662
646	TechnipFMC PLC	16,757
		167,601
	PACKAGING & CONTAINERS - 0.1%
390	Ball Corp.	27,296
338	Sealed Air Corp.	14,460
		41,756
	PHARMACEUTICALS - 2.3%
141	AbbVie, Inc.	10,254
285	Allergan PLC	47,718
335	AmerisourceBergen Corp.	28,562
138	Bristol-Myers Squibb Co.	6,258
167	Cardinal Health, Inc.	7,866
312	Cigna Corp.	49,156
1,589	CVS Health Corp.	86,585
1,292	Eli Lilly & Co.	143,141
551	Johnson & Johnson	76,743
200	McKesson Corp.	26,878
399	Merck & Co., Inc.	33,456
2,192	Mylan NV *	41,736
213	Perrigo Co PLC	10,143
1,228	Pfizer, Inc.	53,197
4,181	Teva Pharmaceutical Industries Ltd. *	38,591
		660,284
	PIPELINES - 0.7%
589	Enbridge, Inc.	21,251
2,442	Energy Transfer Partners LP	34,383
2,443	Kinder Morgan, Inc.	51,010
756	ONEOK, Inc.	52,020
1,708	Williams Cos., Inc.	47,892
		206,556
	REAL ESTATE - 0.1%
291	CBRE Group, Inc. *	14,928

	REITS - 3.5%
745	American Tower Corp.	152,315
4,391	Annaly Capital Management, Inc.	40,090
121	AvalonBay Communities, Inc.	24,585
62	Boston Properties, Inc.	7,998
1,040	Crown Castle International Corp.	135,564
215	Equinix, Inc.	108,422
200	Equity Residential	15,184
512	HCP, Inc.	16,374
1,758	Host Hotels & Resorts, Inc.	32,031
942	Kimco Realty Corp.	17,408
832	Prologis, Inc.	66,643
518	Public Storage	123,372
342	SBA Communications Corp. *	76,895
452	Simon Property Group, Inc.	72,212
406	Ventas, Inc.	27,750
71	Vornado Realty Trust	4,551
759	Welltower, Inc.	61,881
1,140	Weyerhaeuser Co.	30,028
		1,013,303
	RETAIL - 6.7%
184	Advance Auto Parts, Inc.	28,362
136	AutoZone, Inc. *	149,528
2,203	Bed Bath & Beyond, Inc.	25,599
205	Best Buy Co., Inc.	14,295
75	CarMax, Inc. *	6,512
120	Chipotle Mexican Grill, Inc. *	87,946
251	Costco Wholesale Corp.	66,329
351	Darden Restaurants, Inc.	42,727
1,629	Dollar General Corp.	220,176
268	Dollar Tree, Inc. *	28,781

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9% (Continued)
	RETAIL - 6.7% (Continued)
1,677	Foot Locker, Inc.	$70,300
2,187	Gap, Inc.	39,300
378	Home Depot, Inc.	78,613
1,439	Kohl’s Corp.	68,425
223	L Brands, Inc.	5,820
7	Lowe’s Cos., Inc.	706
3,094	Macy’s, Inc.	66,397
396	McDonald’s Corp.	82,233
1,518	Nordstrom, Inc.	48,363
253	O’Reilly Automotive, Inc. *	93,438
662	Ross Stores, Inc.	65,617
606	Signet Jewelers Ltd.	10,835
960	Starbucks Corp.	80,477
1,891	Target Corp.	163,780
263	Tiffany & Co.	24,627
2,553	TJX Cos., Inc.	135,003
391	Tractor Supply Co.	42,541
79	Ulta Beauty, Inc. *	27,404
1,072	Urban Outfitters, Inc. *	24,388
1,008	Walgreens Boots Alliance, Inc.	55,107
272	Walmart, Inc.	30,053
260	Yum! Brands, Inc.	28,774
		1,912,456
	SEMICONDUCTORS - 1.4%
2,162	Advanced Micro Devices, Inc. *	65,660
51	Analog Devices, Inc.	5,756
239	Applied Materials, Inc.	10,733
13	Broadcom, Inc.	3,742
27	Intel Corp.	1,292
11	KLA-Tencor Corp.	1,300
305	Lam Research Corp.	57,291
4,147	Marvell Technology Group Ltd.	98,989
69	Maxim Integrated Products, Inc.	4,128
71	Microchip Technology, Inc.	6,156
632	Micron Technology, Inc. *	24,389
460	NVIDIA Corp.	75,546
67	Qorvo, Inc. *	4,463
257	QUALCOMM, Inc.	19,550
172	Texas Instruments, Inc.	19,739
51	Xilinx, Inc.	6,014
		404,748
	SOFTWARE - 4.9%
2,440	Activision Blizzard, Inc.	115,168
139	Adobe Systems, Inc. *	40,956
349	Akamai Technologies, Inc. *	27,969
406	Autodesk, Inc. *	66,137
1,448	Cerner Corp.	106,138
839	Citrix Systems, Inc.	82,339
622	Electronic Arts, Inc. *	62,984
1,058	Fidelity National Information Services, Inc.	129,795
121	Fiserv, Inc. *	11,030
150	Intuit, Inc.	39,200
1,235	Microsoft Corp.	165,441
1,561	Oracle Corp.	88,930
1,371	Paychex, Inc.	112,820
911	Red Hat, Inc. *	171,049
337	salesforce.com, Inc. *	51,133
183	ServiceNow, Inc. *	50,246
30	Splunk, Inc. *	3,773
172	Vmware, Inc.	28,760
225	Workday, Inc. *	46,256
		1,400,124

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares		Value
	COMMON STOCKS - 69.9% (Continued)
	TELECOMMUNICATIONS - 1.4%
1,118	AT&T, Inc.	$37,464
6,245	CenturyLink, Inc.	73,441
1,024	Cisco Systems, Inc.	56,044
169	Corning, Inc.	5,616
419	Juniper Networks Inc	11,158
152	Motorola Solutions, Inc.	25,343
5,022	Sprint Corp. *	32,995
987	T-Mobile US, Inc. *	73,176
1,039	Verizon Communications, Inc.	59,358
2,154	Vodafone Group PLC - ADR	35,175
		409,770
	TEXTILES - 0.1%
176	Mohawk Industries, Inc. *	25,955

	TOYS & GAMES - 0.2%
613	Hasbro, Inc.	64,782
414	Mattel, Inc. *	4,641
		69,423
	TRANSPORTATION - 2.3%
149	CH Robinson Worldwide, Inc.	12,568
2,680	CSX Corp.	207,352
139	Expeditors International of Washington, Inc.	10,545
127	FedEx Corp.	20,852
473	Kansas City Southern	57,621
821	Norfolk Southern Corp.	163,650
1,020	Union Pacific Corp.	172,492
67	United Parcel Service, Inc.	6,919
		651,999

	TOTAL COMMON STOCKS (Cost - $19,631,251)	19,937,369

	EXCHANGE TRADED FUNDS - 0.9%
847	Invesco QQQ Trust Series 1	158,169
664	iShares Russell 2000 ETF	103,252
	TOTAL EXCHANGE TRADED FUNDS (Cost - $255,613)	261,421

	SHORT-TERM INVESTMENTS - 12.6%
3,582,733	Federated Treasury Obligations, Institutional Class, 2.31% **	3,582,733
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,582,733)

	TOTAL INVESTMENTS - 83.4% (Cost - $23,469,597)	$23,781,523
	OTHER ASSETS LESS LIABILITIES - 16.6%	4,733,967
	NET ASSETS - 100.0%	$28,515,490

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing securities.

**	Rate shown represents the rate at June 30, 2019, and is subject to change and resets daily.

See accompanying notes to consolidated financial statements.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

					Unrealized
			Underlying Face		Appreciation /
Long Contracts		Counterparty	Amount at Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.8%
126	90 Day Sterling Future	ADM	19,890,694	March-20	$(2,162)
1	Australian 10Y Bond Future	ADM	100,807	September-19	928
10	CAC40 10 Euro Future	ADM	630,098	July-19	2,946
1	Cocoa Future +	ADM	24,250	September-19	(600)
60	Corn Future +	ADM	1,294,500	December-19	(90,720)
2	Dax Index Future	ADM	705,373	September-19	4,774
2	E-Mini Russell 2000 Future	ADM	156,710	September-19	2,332
2	FTSE 100 Future	ADM	187,571	September-19	616
2	FTSE/MIB Future	ADM	240,925	September-19	(620)
4	Gasoline Future +	ADM	318,629	August-19	(2,479)
35	Gold 100 Oz Future +	ADM	4,987,850	December-19	93,602
4	Japanese 10 Year Bond (OSE)	ADM	5,711,899	September-19	8,896
17	Long Gilt Future	ADM	2,819,160	September-19	14,126
37	Mexican Peso Future	ADM	952,010	September-19	584
8	S&P/TSX 60 IX Future	ADM	1,197,107	September-19	11,113
18	S&P 500 E-mini Future	ADM	2,649,780	September-19	47,152
15	SPI 200 Future	ADM	1,726,042	September-19	3,468
210	US 10 Year Note (CBT) Future	ADM	26,873,438	September-19	425,459
	Net Unrealized Appreciation From Open Long Futures Contracts				$519,415

					Unrealized
			Underlying Face		Appreciation /
Short Contracts		Counterparty	Amount at Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (2.3)%
(23)	90 Day Euro Future	ADM	(5,651,675)	March-20	2,085
(10)	AUD/USD Currency Future	ADM	(703,600)	September-19	(6,657)
(32)	BP Currency Future	ADM	(2,549,800)	September-19	(3,338)
(11)	Coffee Future +	ADM	(451,481)	September-19	(38,874)
(22)	Copper Future +	ADM	(1,492,425)	September-19	(4,950)
(25)	Cotton No. 2 Future +	ADM	(826,000)	December-19	17,654
(17)	Euro FX Currency Future	ADM	(2,432,381)	September-19	(3,944)
(131)	Euro-Bund Future	ADM	(25,769,846)	September-19	(259,331)
(1)	Hang Seng Future	ADM	(182,432)	July-19	(825)
(2)	Japanese Yen Future	ADM	(233,275)	September-19	(1,180)
(15)	Live Cattle Future +	ADM	(632,550)	October-19	(2,370)
(2)	LME Aluminum Future +	ADM	(89,233)	July-19	4,217
(1)	LME Aluminum Future +	ADM	(44,734)	August-19	588
(2)	LME Aluminum Future +	ADM	(89,588)	August-19	155
(1)	LME Aluminum Future +	ADM	(44,808)	August-19	738
(1)	LME Aluminum Future +	ADM	(44,811)	August-19	1,036
(1)	LME Aluminum Future +	ADM	(44,991)	September-19	(154)
(1)	LME Aluminum Future +	ADM	(44,991)	September-19	14
(1)	LME Aluminum Future +	ADM	(44,996)	September-19	634
(10)	LME Aluminum Future +	ADM	(450,000)	September-19	898
(1)	LME Copper Future +	ADM	(149,900)	August-19	(2,741)
(1)	LME Copper Future +	ADM	(149,945)	September-19	(4,680)
(1)	LME Copper Future +	ADM	(149,963)	September-19	(3,696)
(5)	LME Copper Future +	ADM	(749,801)	September-19	(21,706)
(5)	LME Copper Future +	ADM	(749,754)	September-19	(18,724)
(9)	LME Copper Future +	ADM	(1,348,538)	September-19	(9,306)
(1)	LME Copper Future +	ADM	(149,830)	September-19	1,166
(25)	Natural Gas Future +	ADM	(577,000)	August-19	(3,198)
(2)	Nikkei 225 (SGX) Future	ADM	(196,956)	September-19	(76)
(47)	NY Harbor ULSD Future +	ADM	(3,828,376)	August-19	(166,269)
(12)	Platinum Future +	ADM	(504,660)	October-19	(14,880)
(10)	Silver Future +	ADM	(767,050)	September-19	4,267
(14)	Soybean Future +	ADM	(646,100)	November-19	14,700
(3)	Sugar #11 (WORLD) Future +	ADM	(42,403)	October-19	253
(13)	Topix Index Future	ADM	(1,871,450)	September-19	(1,563)
(43)	Wheat Future +	ADM	(1,133,588)	September-19	(62,827)
(33)	WTI Crude Future +	ADM	(1,929,510)	August-19	(76,998)
	Net Unrealized Depreciation From Open Short Futures Contracts				$(659,882)
	Total Unrealized Depreciation from Open Futures Contracts				$(140,467)

+	All or a portion of this investment is a holding of the RNW Fund, Ltd.

See accompanying notes to consolidated financial statements.

CONTEXT INSURANCE LINKED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares					Value
	COMMON STOCK - 1.2%
27,342	Blue Capital Reinsurance Holdings Ltd.				$180,184
	TOTAL COMMON STOCK (Cost - $183,609)

Principal ($)		Variable Rate	Coupon Rate (%)	Maturity
	BONDS & NOTES - 71.0%
1,000,000	Akibare Re Ltd. (a,b) ^	6 Month LIBOR + 2.41%	4.8911	4/7/2020	5,000
250,000	Akibare Re Ltd. (a,b)	3 Month LIBOR + 1.90%	4.4818	4/7/2022	232,675
500,000	Akibare Re Ltd. (a,b)	3 Month LIBOR + 1.90%	4.4917	4/7/2022	464,200
500,000	Alamo Re Ltd. (a,b)	1 Month T-Bill + 4.50%	0.5000	6/8/2022	497,350
525,000	Aozora Re Ltd. (a,b)	6 Month LIBOR + 2.00%	4.3459	4/7/2021	510,090
250,000	Bowline Re Ltd. Series 2019-1 (a,b)	3 Month T-Bill + 4.75%	7.1238	3/20/2023	247,450
500,000	Cape Lookout Re Ltd. (a,b)	1 Month T-Bill + 4.25%	6.3887	2/25/2022	491,900
1,250,000	Frontline Re Ltd. (a,b)	3 Month T-Bill + 7.00%	7.0000	7/6/2022	1,098,875
250,000	Pelican IV Re Ltd. (a,b)	3 Month LIBOR + 2.29%	4.4216	5/7/2021	244,675
250,000	Residential Reinsurance 2015 Ltd. (a,b)	3 Month T-Bill + 0.50%	0.5000	9/6/2019	15,000
250,000	Ursa Re Ltd. (a,b)	3 Month T-Bill + 4.00%	4.0000	12/10/2019	246,725
340,000	Allied World Assurance Co Holdings Ltd.		4.3500	10/29/2025	343,703
500,000	Buffalo RE Ltd. (a,b)	6 Month LIBOR + 7.17%	9.5317	4/7/2020	470,000
250,000	FloodSmart Re Ltd. (a,b)	3 Month T-Bill + 13.50%	14.5000	8/6/2021	243,275
1,000,000	FloodSmart Re Ltd. (a,b)	3 Month T-Bill + 11.25%	11.2500	3/7/2025	999,000
200,000	Kemper Corp.		4.3500	2/15/2025	209,263
200,000	Radian Group, Inc.		4.5000	10/1/2024	204,858
500,000	Residential Reinsurance 2017 Ltd. (a,b)	3 Month T-Bill + 12.72%	12.7200	12/6/2021	483,350
750,000	SD Re Ltd. (a,b)	3 Month LIBOR + 4.00%	6.4315	10/19/2021	726,900
40,000	Third Point Re USA Holdings, Inc.		7.0000	2/13/2025	40,998
1,000,000	Atmos RE Dac (a,b)	3 Month Euro LIBOR + 4.50%	4.5000	2/14/2022	1,135,361
1,000,000	Casablanca Re Ltd. (a,b)	6 Month LIBOR + 4.86%	7.2646	6/4/2023	981,160
250,000	Hexagon Reinsurance DAC (a,b)	3 Month LIBOR + 6.66%	6.6600	1/19/2022	284,276
250,000	Hexagon Reinsurance DAC (a,b)	3 Month LIBOR + 8.22%	8.2200	1/19/2022	282,719
250,000	International Bank for Reconstruction & Development (a,b)	3 Month LIBOR + 8.25%	10.5680	2/14/2020	247,700
250,000	International Bank for Reconstruction & Development (a,b)	3 Month LIBOR + 2.50%	4.8180	2/15/2021	247,700
	TOTAL BONDS & NOTES (Cost - $11,785,568)				10,954,203

	PREFERRED STOCKS - 25.6%
	INSURANCE - 25.6%
10,000	Allstate Corp. (b)	3 Month LIBOR + 3.17%	5.1000	1/15/2053	256,400
1,000	American International Group, Inc.		5.8500	Perpetual	26,250
10,813	Arch Capital Group Ltd.		5.4500	Perpetual	267,946
16,000	Aspen Insurance Holdings Ltd. (b)	3 Month LIBOR + 4.06%	5.9500	Perpetual	415,040
12,000	Axis Capital Holdings Ltd.		5.5000	Perpetual	297,240
21,000	Enstar Group Ltd. (b)	3 Month LIBOR + 4.02%	7.0000	Perpetual	540,120
10,000	Hanover Insurance Group, Inc.		6.3500	3/30/2053	254,100
10,000	Kemper Corp.		7.3750	2/27/2054	251,800
10,330	National General Holdings Corp.		7.5000	Perpetual	251,949
12,000	PartnerRe Ltd.		5.8750	Perpetual	310,320
8,311	Reinsurance Group of America, Inc. (b)	3 Month LIBOR + 4.04%	5.7500	6/15/2056	226,890
16,800	RenaissanceRe Holdings Ltd.		5.7500	6/15/2056	434,784
16,200	WR Berkley Corp.		5.7500	6/1/2056	417,636
	TOTAL PREFERRED STOCKS (Cost - $3,689,493)				3,950,475

Shares
	SHORT-TERM INVESTMENTS - 1.6%
254,655	Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio, Institutional Class, 2.11% *				254,655
	TOTAL SHORT-TERM INVESTMENTS (Cost - $254,655)

	TOTAL INVESTMENTS (Cost $15,913,325) - 99.4%				$15,339,517
	OTHER ASSETS LESS LIABILITIES - 0.6%				89,604
	NET ASSETS - 100.0%				$15,429,121

*	Rate shown represents the rate at June 30, 2019, and is subject to change and resets daily.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2019, these securities amounted to $10,155,381 or 65.82% of net assets.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2019.

Perpetual - Perpetual preferred stocks are fixed income instruments without defined maturity dates

^	The Advisor determined this securitiy is illiquid; total illiquid security represents 0.0% of net assets.

See accompanying notes to financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2019

	Rational	Rational	Rational	Rational
	Dividend Capture	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund

ASSETS:
Investments in Unaffiliated securities, at cost	$19,183,793	$84,728,875	$27,949,248	$1,690,526
Investments in Affiliated securities, at cost	—	—	—	11,080,053
Total Securities at Cost	19,183,793	84,728,875	27,949,248	12,770,579

Investments in Unaffiliated securities, at value	$17,714,081	$84,759,347	$31,590,178	$1,690,526
Investments in Affiliated securities, at value	—	—	—	11,252,793
Total Securities at Value	$17,714,081	$84,759,347	$31,590,178	$12,943,319
Deposits with Brokers for options	62	12,512,284	—	—
Receivable for Fund shares sold	234	118,074	69	262
Dividends and interest receivable	103,462	52,315	3,224	24,141
Tax reclaims receivable	7,105	—	25,452	—
Due from Advisor	—	—	—	3,591
Prepaid expenses and other assets	31,184	52,909	25,499	7,461
Total Assets	17,856,128	97,494,929	31,644,422	12,978,774

LIABILITIES:
Options written (premiums received $0, $52,088, $0, $0)	—	34,725	—	—
Payable for securities purchased	—	4,950,061	—	3,109,953
Payable for Fund shares redeemed	13	8,660	9,014	—
Shareholder services fees payable	1,909	4,189	711	269
Management fees payable	753	113,357	13,400	—
Payable to related parties	7,545	24,347	10,400	4,389
Accrued 12b-1 fees	4,183	5,389	3,934	6,254
Trustee fees payable	2,119	2,234	2,159	2,189
Accrued expenses and other liabilities	12,740	11,896	13,860	10,830
Total Liabilities	29,262	5,154,858	53,478	3,133,884

Net Assets	$17,826,866	$92,340,071	$31,590,944	$9,844,890

NET ASSETS CONSIST OF:
Paid in capital	$25,100,654	$91,094,564	$27,795,878	$9,526,659
Accumulated earnings/(loss)	(7,273,788)	1,245,507	3,795,066	318,231
Net Assets	$17,826,866	$92,340,071	$31,590,944	$9,844,890

Institutional Shares
Net Assets	$4,611,785	$68,480,505	$19,584,260	$268,502
Shares of beneficial interest outstanding (a)	681,834	12,091,802	505,138	27,734
Net asset value per share	$6.76	$5.66	$38.77	$9.68

Class A Shares
Net Assets	$11,817,191	$21,456,913	$11,831,243	$9,575,311
Shares of beneficial interest outstanding (a)	1,749,378	3,758,191	435,351	985,331
Net asset value and redemption price per share	$6.76	$5.71	$27.18	$9.72
Maximum offering price per share (b)	$7.10	$5.99	$28.54	$10.20

Class C Shares
Net Assets	$1,397,890	$2,402,653	$175,441	1,077
Shares of beneficial interest outstanding (a)	207,399	424,501	7,167	111
Net asset value, offering price and redemption price per share (c)	$6.74	$5.66	$24.48	$9.68	(d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2019

	Rational/	Rational		Rational	Context
	Resolve Adaptive	Iron Horse		NuWave Enhanced	Insurance Linked Income
	Asset Allocation Fund	Fund		Market Opportunity Fund	Fund
	(Consolidated)			(Consolidated)
ASSETS:
Investments in securities, at cost	$34,211,690	$8,824,074		$23,469,597	$15,913,325
Total Securities at Value	$34,211,690	$8,775,351		$23,781,523	$15,339,517
Cash	430,373	—		—	—
Deposits with Brokers for futures and options	258,864	—		3,434,385	—
Receivable for securities sold	—	3,149		2,022,510	3,683
Unrealized appreciation from open futures contracts	1,909,444	—		664,401	—
Receivable for Fund shares sold	—	50,000		1,607,000	—
Dividends and interest receivable	56,141	19,260		27,146	129,176
Prepaid expenses and other assets	20,347	3,888		14,868	5,563
Total Assets	36,886,859	8,851,648		31,551,833	15,477,939

LIABILITIES:
Options written (premiums received $0, $415,264, $0 and $0)	—	542,932		—	—
Payable for securities purchased	—	45,096		2,161,476	19,159
Unrealized depreciation from open futures contracts	182,140	—		804,868	—
Management fees payable	39,749	3,445		29,006	10,593
Payable to related parties	10,020	17,815		7,994	6,035
Trustee fees payable	2,326	2,169		2,363	861
Shareholder services fees payable	535	761		16	305
Accrued 12b-1 fees	947	2,352		1,558	7
Payable for Fund shares redeemed	84,463	20,000		14,676	—
Due to custodian	—	53,989		—	—
Accrued expenses and other liabilities	15,594	305		14,386	11,858
Total Liabilities	335,774	688,864		3,036,343	48,818

Net Assets	$36,551,085	$8,162,784		$28,515,490	$15,429,121

NET ASSETS CONSIST OF:
Paid in capital	$33,075,777	$9,146,270		$27,884,650	$15,938,622
Accumulated earnings/ (loss)	3,475,308	(983,486)		630,840	(509,501)
Net Assets	$36,551,085	$8,162,784		$28,515,490	$15,429,121

Institutional Shares
Net Assets	$34,558,548	$6,885,643		$20,818,079	$15,427,185
Shares of beneficial interest outstanding (a)	1,324,651	736,624		1,279,181	1,593,226
Net asset value per share	$26.09	$9.35		$16.27	$9.68

Class A Shares
Net Assets	$1,617,231	$1,276,244		$7,575,498	$968
Shares of beneficial interest outstanding (a)	62,438	136,660		466,897	100
Net asset value and redemption price per share	$25.90	$9.34		$16.23	$9.68
Maximum offering price per share (b)	$27.48	$9.91		$17.22	$10.27

Class C Shares
Net Assets	$375,306	$897		$121,913	$968
Shares of beneficial interest outstanding (a)	14,767	97		7,582	100
Net asset value, offering price and redemption price per share (c)	$25.42	$9.29	(d)	$16.08	$9.68

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund except Context Insurance Linked Income Fund whose maximum front-end sales charge (load) is 4.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2019

	Rational	Rational	Rational	Rational
	Dividend Capture	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$547,639	$—	$138,706	$—
Interest income	17,523	703,714	26,647	851
Dividend income - affiliated companies (Note 3)	—	—	—	182,060
Foreign tax withheld	(3,061)	—	(3,832)	—
Total Investment Income	562,101	703,714	161,521	182,911

Operating Expenses:
Investment management fees	71,837	597,604	114,930	4,989
Administration fees	24,150	73,564	35,385	13,498
Registration fees	24,739	20,455	26,298	4,858
12b-1 Fees - Class A Shares	15,814	25,523	14,606	12,211
12b-1 Fees - Class C Shares	7,641	5,481	1,144	5
Management Service Fees	8,814	24,916	12,595	5,778
Legal fees	3,398	4,282	3,894	3,398
Audit & Tax fees	5,207	6,447	5,533	5,207
Compliance officer fees	5,925	6,333	6,056	3,185
Printing expense	3,735	4,127	3,813	2,309
Trustees’ fees	4,530	4,463	4,463	4,464
Custody fees	2,425	2,380	2,432	2,491
Insurance expense	737	1,283	1,004	375
Shareholder Services Fees - Institutional Shares	2,040	2,339	9,367	8
Shareholder Services Fees - Class A Shares	4,484	12,251	4,328	2,726
Shareholder Services Fees - Class C Shares	426	323	103	—
Miscellaneous expense	1,085	1,091	1,091	1,085
Total Operating Expenses	186,987	792,862	247,042	66,587
Less: Expenses waived/reimbursed by Advisor	(67,750)	(79,180)	(65,360)	(31,691)
Net Operating Expenses	119,237	713,682	181,682	34,896

Net Investment Income (Loss)	442,864	(9,968)	(20,161)	148,015

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(628,970)	(150)	602,511	—
Affiliated companies	—	—	—	223,299
Options written	—	3,288,294	—	—
Foreign currency transactions	—	—	(34)	—
Net Realized Gain (Loss)	(628,970)	3,288,144	602,477	223,299

Net change in unrealized appreciation (depreciation) on:
Investments	1,140,548	30,472	3,213,714	—
Affiliated companies	—	—	—	373,143
Options written	—	17,363	—	—
Foreign currency translations	—	—	(876)	—
Net Change in Unrealized Appreciation (Depreciation)	1,140,548	47,835	3,212,838	373,143

Net Realized and Unrealized Gain (Loss) on Investments	511,578	3,335,979	3,815,315	596,442

Net Increase (Decrease) in Net Assets Resulting From Operations	$954,442	$3,326,011	$3,795,154	$744,457

See accompanying notes to consolidated financial statements.

Rational Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2019

	Rational/	Rational	Rational	Context
	Resolve Adaptive	Iron Horse	NuWave Enhanced	Insurance Linked Income
	Asset Allocation Fund	Fund	Market Opportunity Fund	Fund (a)
	(Consolidated)		(Consolidated)
Investment Income:
Dividends	$—	$124,588	$154,472	$108,029
Interest	349,412	9,908	26,089	393,156
Foreign tax withheld	—	(430)	(366)	—
Total Investment Income	349,412	134,066	180,195	501,185
Operating Expenses:
Investment management fees	281,540	53,096	177,537	100,385
Administrative fees	37,605	13,899	31,032	18,438
12b-1 Fees - Class A Shares	2,109	1,863	8,067	2
12b-1 Fees - Class C Shares	1,715	5	473	5
Legal fees	7,511	4,382	6,488	12,328
Audit & Tax fees	6,447	6,447	6,447	6,411
Registration fees	13,511	3,103	5,682	2,047
Management Service Fees	13,090	5,286	9,154	6,867
Compliance officer fees	5,764	5,808	5,895	5,817
Printing expenses	3,683	2,649	2,484	6,132
Trustees’ fees	4,463	4,463	4,472	5,172
Custody fees	3,120	2,380	2,380	2,367
Shareholder Services Fees - Institutional Shares	10,521	2,790	687	669
Shareholder Services Fees - Class A Shares	1,049	634	3,227	—
Shareholder Services Fees - Class C Shares	146	—	1	—
Insurance Expense	1,064	344	—	—
Interest expense	—	174	—	—
Miscellaneous expense	1,091	1,091	1,106	1,418
Total Operating Expenses	394,429	108,414	265,132	168,058
Less: Expenses waived/reimbursed by Advisor	(73,308)	(34,203)	(54,710)	(50,209)
Net Operating Expenses	321,121	74,211	210,422	117,849

Net Investment Income (Loss)	28,291	59,855	(30,227)	383,336

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	—	331,740	1,558,792	33,569
Options purchased	—	(297,601)	—	—
Options written	—	(580,192)	—	—
Futures	3,263,261	—	209,969	—
Foreign currency translations	(672)	(2)	2,300	2,119
Net realized gain (Loss) on Investments	3,262,589	(546,055)	1,771,061	35,688

Net change in unrealized appreciation (depreciation) on:			—
Investments	—	681,203	644,516	(573,614)
Options purchased	—	(94,120)	—	—
Options written	—	(163,176)	—	—
Futures	766,623	—	(127,864)	—
Foreign currency translations	4,693	—	—	—
Net change in unrealized Appreciation (Depreciation) on Investments	771,316	423,907	516,652	(573,614)

Net Realized and Unrealized Gain (Loss) on Investments	4,033,905	(122,148)	2,287,713	(537,926)

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,062,196	$(62,293)	$2,257,486	$(154,590)

(a)	The Context Linked Insurance Income Fund commenced operations on December 31, 2018.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Dividend Capture Fund		Rational Tactical Return Fund		Rational Dynamic Brands Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018 (a)
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$442,864	$1,128,864	$(9,968)	$(147,655)	$(20,161)	$53,587
Net realized gain (loss) on investments, foreign currency transactions and options	(628,970)	(987,579)	3,288,144	939,059	602,477	(348,914)
Net change in unrealized appreciation (depreciation) on investments, foreign currency and options	1,140,548	(2,958,528)	47,835	(612)	3,212,838	(392,237)
Net increase (decrease) in net assets resulting from operations	954,442	(2,817,243)	3,326,011	790,792	3,795,154	(687,564)

Distributions to Shareholders from:
Total Distirbutions:
Institutional Class	(98,943)	(478,049)	—	(203,124)	—	(428,009)
Class A	(235,636)	(991,169)	—	(221,955)	—	(378,713)
Class C	(22,955)	(117,415)	—	(13)	—	(7,994)

Total distributions to shareholders	(357,534)	(1,586,633)	—	(425,092)	—	(814,716)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	702,904	1,287,897	58,848,402	14,224,526	2,594,379	19,605,155
Class A	453,374	441,806	5,124,452	18,523,548	173,749	408,109
Class C	16,160	317,852	2,369,772	—	63,450	43,000
Reinvestment of distributions	54,017	249,413	—	169,557	—	397,841
Institutional Class
Class A	207,783	872,796	—	221,434	—	375,993
Class C	9,693	59,109	—	—	—	7,648
Cost of shares redeemed	(1,235,413)	(7,597,638)	(11,010,114)	(1,822,645)	(2,048,039)	(5,242,384)
Institutional Class
Class A	(1,860,815)	(6,192,482)	(2,961,069)	(922,104)	(950,600)	(2,310,114)
Class C	(350,893)	(1,116,256)	(18,430)	—	(129,902)	(59,823)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,003,190)	(11,677,503)	52,353,013	30,394,316	(296,963)	13,225,425

Total Increase (Decrease) in Net Assets	(1,406,282)	(16,081,379)	55,679,024	30,760,016	3,498,191	11,723,145

Net Assets:
Beginning of period/year	19,233,148	35,314,527	36,661,047	5,901,031	28,092,753	16,369,608
End of period/year	$17,826,866	$19,233,148	$92,340,071	$36,661,047	$31,590,944	$28,092,753

Share Activity:
Institutional Class
Shares Sold	98,649	164,059	10,694,646	2,624,414	71,046	3,513,532
Shares Reinvested	7,845	34,067	—	31,516	—	11,823
Shares Redeemed	(175,927)	(967,085)	(1,998,541)	(353,077)	(54,988)	(392,577)
Net increase (decrease) in shares of Beneficial interest	(69,433)	(768,959)	8,696,105	2,302,853	16,058	3,132,778

Class A
Shares Sold	64,980	56,650	923,855	3,402,641	6,802	86,604
Shares Reinvested	30,256	119,832	—	40,780	—	15,918
Shares Redeemed	(268,631)	(792,612)	(529,012)	(169,281)	(36,206)	(716,629)
Net increase (decrease) in shares of Beneficial interest	(173,395)	(616,130)	394,843	3,274,140	(29,404)	(614,107)

Class C
Shares Sold	2,405	39,694	427,604	—	2,729	17,703
Shares Reinvested	1,412	8,148	—	—	—	357
Shares Redeemed	(50,302)	(144,460)	(3,309)	—	(5,412)	(20,908)
Net increase (decrease) in shares of Beneficial interest	(46,485)	(96,618)	424,295	—	(2,683)	(2,848)

(a)	Effective September 21, 2018, the Fund had a one-for-ten reverse stock split. Per share amount for the periods have been adjusted to give effect to the one-for-ten stock split. This transaction did not change the net assets of the Fund or the value of a shareholders investment.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Rational/Resolve Adaptive
	Rational Strategic Allocation Fund		Asset Allocation Fund
			(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2019	December 31 ,2018	June 30, 2019	December 31, 2018
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$148,015	$385,129	$28,291	$(34,297)
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	223,299	875,519	3,262,589	(3,167,917)
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	373,143	(1,549,261)	771,316	752,381
Net increase (decrease) in net assets resulting from operations	744,457	(288,613)	4,062,196	(2,449,833)

Distributions to Shareholders:
Total Distributions Paid :
Institutional Class	(3,780)	(17,203)	—	(259,063)
Class A	(120,886)	(626,995)	—	(24,070)
Class C	(10)	(60)	—	(3,052)

Total distributions to shareholders	(124,676)	(644,258)	—	(286,185)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	—	—	10,188,846	32,052,345
Class A	43,478	87,663	277,396	3,063,423
Class C	—	—	56,600	13,300
Reinvestment of distributions
Institutional Class	—	—	—	227,156
Class A	117,675	612,488	—	18,336
Class C	—	—	—	1,459
Cost of shares redeemed
Institutional Class	—	—	(6,919,308)	(8,292,969)
Class A	(1,032,488)	(2,983,034)	(1,022,580)	(747,477)
Class C	—	—	(43,258)	(32,231)
Net increase (decrease) in net assets from share transactions of beneficial interest	(871,335)	(2,282,883)	2,537,696	26,303,342

Total Increase (Decrease) in Net Assets	(251,554)	(3,215,754)	6,599,892	23,567,324

Net Assets:
Beginning of year/period	10,096,444	13,312,198	29,951,193	6,383,869
End of year/period	$9,844,890	$10,096,444	$36,551,085	$29,951,193

Share Activity:
Institutional Class
Shares Sold	—	—	424,347	1,279,419
Shares Reinvested	—	—	—	9,972
Shares Redeemed	—	—	(288,514)	(333,537)
Net increase (decrease) in shares of Beneficial interest	—	—	135,833	955,854

Class A
Shares Sold	4,525	8,684	11,666	120,292
Shares Reinvested	12,152	65,358	—	810
Shares Redeemed	(106,797)	(295,197)	(43,696)	(31,801)
Net increase (decrease) in shares of Beneficial interest	(90,120)	(221,155)	(32,030)	89,301

Class C
Shares Sold	—	—	2,393	545
Shares Reinvested	—	—	—	65
Shares Redeemed	—	—	(1,865)	(1,245)
Net increase (decrease) in shares of Beneficial interest	—	—	528	(635)

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS

Statements of Changes in Net Assets (Continued)

			Rational NuWave Enhanced Market Opportunity		Context Insurance
	Rational Iron Horse Fund		Fund		Linked Income Fund
			(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018 (a)	June 30, 2019 (b)
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$59,855	$101,451	$(30,227)	$(9,653)	$383,336
Net realized gain on investments, options and futures	(546,055)	379,154	1,771,061	719,836	35,688
Net change in unrealized appreciation (depreciation) on investments, options and futures and foreign currency translations	423,907	(808,814)	516,652	(360,893)	(573,614)
Net increase (decrease) in net assets resulting from operations	(62,293)	(328,209)	2,257,486	349,290	(154,590)

Distributions to Shareholders:
From return of capital:			—	—
Institutional Class	(198,033)	(310,714)	—	—	—
Class A	(37,664)	(81,022)	—	—	—
Class C	(26)	(37)	—	—	—
Total Distributions :			—	—
Institutional Class	(52,048)	(306,098)	—	(1,204,517)	(354,869)
Class A	(7,944)	(138,365)	—	(781,059)	(23)
Class C	(3)	(28)	—	(10,124)	(19)

Total distributions to shareholders	(295,718)	(836,264)	—	(1,995,700)	(354,911)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	1,393,620	2,832,137	9,037,446	9,773,875	15,927,860
Class A	22,806	376,818	23,726	86,000	1,000
Class C	—	—	1,080,602	7,451,437	1,000
Reinvestment of distributions
Institutional Class	223,343	588,134	—	1,058,291	249,707
Class A	40,966	208,983	—	781,058	—
Class C	—	—	—	9,999	—
Cost of shares redeemed
Institutional Class	(1,505,403)	(6,463,987)	(34,108)	(28,816)	(240,945)
Class A	(574,110)	(5,139,300)	(245,876)	(1,089,220)	—
Class C	—	—	—	—	—

Net increase (decrease) in net assets from share transactions of beneficial interest	(398,778)	(7,597,215)	9,861,790	18,042,624	15,938,622

Total Increase (Decrease) in Net Assets	(756,789)	(8,761,688)	12,119,276	16,396,214	15,429,121

Net Assets:
Beginning of year/period	8,919,573	17,681,261	16,396,214	—	—
End of year/period	$8,162,784	$8,919,573	$28,515,490	$16,396,214	$15,429,121

Share Activity:
Institutional Class
Shares Sold	143,105	281,109	574,739	635,024	1,591,833
Shares Reinvested	23,627	59,599	—	73,390	25,630
Shares Redeemed	(155,817)	(646,867)	(2,133)	(1,839)	(24,237)
Net increase (decrease) in shares of Beneficial interest	10,915	(306,159)	572,606	706,575	1,593,226

Class A
Shares Sold	2,405	36,212	69,057	431,998	100
Shares Reinvested	4,338	21,020	—	54,278	—
Shares Redeemed	(59,243)	(508,633)	(15,714)	(72,722)	—
Net increase (decrease) in shares of Beneficial interest	(52,500)	(451,401)	53,343	413,554	100

Class C
Shares Sold	—	—	1,474	5,409	100
Shares Reinvested	—	—	—	699	—
Shares Redeemed	—	—	—	—	—
Net increase in shares of Beneficial interest	—	—	1,474	6,108	100

(a)	The Rational NuWave Enhanced Market Opportunity Fund launched February 28, 2018.

(b)	The Context Linked Insurance Income Fund launched on December 31, 2018.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Dividend Capture Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional Class
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2019	2018	2017	2016	2015	2014
(Unaudited)
Net asset value, beginning of year/period	$6.58	$8.02	$8.64	$8.41	$10.01	$10.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(A)	0.34	(A)	0.30	(A)	0.29	(A)	0.36	0.39
Net realized and unrealized gain (loss) on investments	0.15	(1.26)	(0.47)	0.22	(0.67)	0.64
Total from investment operations	0.32	(0.92)	(0.17)	0.51	(0.31)	1.03

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.52)	(0.45)	(0.26)	(0.35)	(0.41)
From net realized gains on investments	—	—	—	(0.02)	(0.94)	(1.35)
Total distributions	(0.14)	(0.52)	(0.45)	(0.28)	(1.29)	(1.76)

Net asset value, end of year/period	$6.76	$6.58	$8.02	$8.64	$8.41	$10.01

Total return (B)	4.82	% (C)	(11.96)%	(1.99)%	6.15%	(3.25)%	9.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,612	$4,940	$12,188	$47,544	$57,752	$132,177
Ratios to average net assets
Expenses, before waiver and reimbursement	1.72	% (D)	1.58%	1.33%	1.42%	1.47%	1.38%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00%	1.00%	1.00%	0.89%	0.88%
Net investment income	4.86	% (D)	4.32%	3.53%	3.37%	3.37%	3.22%
Portfolio turnover rate	160	% (C)	307%	224%	159%	92%	92%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2019	2018	2017	2016	2015	2014
(Unaudited)
Net asset value, beginning of year/period	$6.57	$8.01	$8.63	$8.40	$10.01	$10.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(A)	0.32	(A)	0.30	(A)	0.27	(A)	0.31	0.34
Net realized and unrealized gain (loss) on investments	0.16	(1.26)	(0.49)	0.22	(0.66)	0.67
Total from investment operations	0.32	(0.94)	(0.19)	0.49	(0.35)	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.50)	(0.43)	(0.24)	(0.32)	(0.38)
From net realized gains on investments	—	—	—	(0.02)	(0.94)	(1.35)
Total distributions	(0.13)	(0.50)	(0.43)	(0.26)	(1.26)	(1.73)

Net asset value, end of year/period	$6.76	$6.57	$8.01	$8.63	$8.40	$10.01

Total return (B)	4.86	% (C)	(12.22)%	(2.24)%	5.89%	(3.60)%	9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,817	$12,629	$20,327	$32,269	$39,610	$66,445
Ratios to average net assets
Expenses, before waiver and reimbursement	1.96	% (D)	1.82%	1.57%	1.67%	1.72%	1.63%
Expenses, net waiver and reimbursement	1.25	% (D)	1.25%	1.25%	1.25%	1.14%	1.13%
Net investment income	4.63	% (D)	4.17%	3.52%	3.12%	3.14%	3.01%
Portfolio turnover rate	160	% (C)	307%	224%	159%	92%	92%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not Annualized

(D)	Annualized

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Dividend Capture Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2019	2018	2017	2016	2015	2014(A)
(Unaudited)
Net asset value, beginning of year/period	$6.55	$7.99	$8.61	$8.38	$9.99	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(B)	0.27	(B)	0.29	(B)	0.22	(B)	0.27	0.32
Net realized and unrealized gain (loss) on investments	0.17	(1.27)	(0.52)	0.22	(0.66)	0.70
Total from investment operations	0.30	(1.00)	(0.23)	0.44	(0.39)	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.44)	(0.39)	(0.19)	(0.28)	(0.35)
From net realized gains on investments	—	—	—	(0.02)	(0.94)	(1.35)
Total distributions	(0.11)	(0.44)	(0.39)	(0.21)	(1.22)	(1.70)

Net asset value, end of year/period	$6.74	$6.55	$7.99	$8.61	$8.38	$9.99

Total return (C)	4.50	% (D), (E)	(12.92	)% (D)	(2.68)%	5.34%	(4.08)%	9.54	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,398	$1,664	$2,799	$1,654	$2,335	$4,154
Ratios to average net assets
Expenses, before waiver and reimbursement	2.69	% (F)	2.59%	2.31%	2.17%	2.22%	2.16	% (F)
Expenses, net waiver and reimbursement	2.00	% (F)	1.90%	1.75%	1.75%	1.64%	1.63	% (F)
Net investment income	3.84	% (F)	3.52%	3.50%	2.61%	2.64%	2.69	% (F)
Portfolio turnover rate	160	% (E)	307%	224%	159%	92%	92	% (E)

(A)	The Rational Dividend Capture Fund Class C shares commenced operations on January 2, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not Annualized.

(F)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund (Formerly, Rational Hedged Return Fund)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional Class
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
	2019		2018		2017		2016		2015		2014
	(Unaudited)
Net asset value, beginning of year/period	$5.40		$4.99		$5.12		$5.39		$6.73		$8.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	(A)	(0.06	) (A)	0.01	(A)	0.06	(A)	0.19		0.13
Net realized and unrealized gain (loss) on investments	0.26		0.55		0.14		0.37		(1.32)		(1.35)
Total from investment operations	0.26		0.49		0.15		0.43		(1.13)		(1.22)

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)		(0.28)		(0.70)		(0.26)		(0.10)
From net realized gains on investments	—		(0.07)		—		—		—		—
Total distributions	—		(0.08)		(0.28)		(0.70)		(0.26)		(0.10)

From capital contributions from Advisor	—		—		—		—		0.05		—

Net asset value, end of year/period	$5.66		$5.40		$4.99		$5.12		$5.39		$6.73

Total return (B)	4.81	% (F)	9.66%		2.89	% (D)	7.82	% (D)	(16.05	)% (C)	(15.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$68,481		$18,333		$5,451		$4,747		$6,032		$29,453
Ratios to average net assets
Expenses, before wavier and reimbursement	2.18	% (G)	3.16%		4.29%		2.61%		2.49%		1.52%
Expenses, net waiver and reimbursement	1.99	% (G)	1.99%		1.17%		1.00%		1.07%		1.04%
Net investment income (loss)	0.08	% (G)	(1.20)%		0.22%		1.07%		2.99%		1.53%
Portfolio turnover rate	0	% (F)	0%		199%		246%		13%		31%

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
	2019		2018		2017		2016		2015		2014
	(Unaudited)
	$5.45		$5.04		$5.16		$5.43		$6.73		$8.05
Net asset value, beginning of year/period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	) (A)	(0.07	) (A)	0.01	(A)	0.05	(A)	0.19		0.10
Net realized and unrealized gain (loss) on investments	0.27		0.55		0.14		0.37		(1.30)		(1.33)
Total from investment operations	0.26		0.48		0.15		0.42		(1.11)		(1.23)

LESS DISTRIBUTIONS:
From net investment income	—		(0.00	) (E)	(0.27)		(0.69)		(0.24)		(0.09)
From net realized gains on investments	—		(0.07)		—		—		—		—
Total distributions	—		(0.07)		(0.27)		(0.69)		(0.24)		(0.09)

From capital contributions from Advisor	—		—		—		—		0.05		—

Net asset value, end of year/period	$5.71		$5.45		$5.04		$5.16		$5.43		$6.73

Total return (B)	4.77	% (F)	9.45%		2.98	% (D)	7.48	% (D)	(15.75	)% (C)	(15.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$21,457		$18,327		$449		$964		$979		$1,656
Ratios to average net assets
Expenses, before wavier and reimbursement	2.56	% (G)	3.50%		4.54%		2.86%		2.74%		1.77%
Expenses, net waiver and reimbursement	2.24	% (G)	2.24%		1.35%		1.25%		1.32%		1.29%
Net investment income (loss)	(0.23	)% (G)	(1.20)%		0.19%		0.92%		3.10%		1.21%
Portfolio turnover rate	0	% (F)	0%		199%		246%		13%		31%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes the impact of a contribution from the Advisor. Without such contribution, the returns would have been (16.98)% for Institutional Shares and (16.68)% for Class A Shares.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values shareholder transactions.

(E)	Amount is less than $0.005.

(F)	Not Annualized

(G)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund (Formerly, Rational Hedged Return Fund) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	June 30,		December 31,	December 31,		December 31,
	2019		2018	2017		2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$5.43		$5.06	$5.16		$5.49

LOSS FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)		(0.12)	(0.03)		0.00	(C)
Net realized and unrealized gain on investments	0.25		0.56	0.15		0.35
Total from investment operations	0.23		0.44	0.12		0.35

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.22)		(0.68)
From net realized gains on investments	—		(0.07)	—		—
Total distributions	—		(0.07)	(0.22)		(0.68)

Net asset value, end of year/period	$5.66		$5.43	$5.06		$5.16

Total return (D)	4.24	% (E)	8.62%	2.42	% (F)	6.13	% (E, F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,403		$1	$1		$1
Ratios to average net assets
Expenses, before waiver and reimbursement	3.21	% (G)	4.16%	5.29%		3.61	% (G)
Expenses, net waiver and reimbursement	2.99	% (G)	2.99%	2.17%		2.00	% (G)
Net investment Income (loss)	(0.87	)% (G)	(2.34)%	(0.53)%		(0.14	)% (G)
Portfolio turnover rate	0	% (E)	0%	199%		246	% (E)

(A)	The Rational Hedged Return Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional Class
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2019	2018(A)	2017(A)	2016(A)	2015(A)	2014(A)
(Unaudited)
Net asset value, beginning of year/period	$34.20	$34.90	$37.80	$46.90	$207.50	$287.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	) (B)	0.16	(B)	0.20	(B)	0.50	(B)	0.90	0.90
Net realized and unrealized gain (loss) on investments	4.58	0.07	(D)	5.40	3.10	(8.10)	(5.80)
Total from investment operations	4.57	0.23	5.60	3.60	(7.20)	(4.90)

LESS DISTRIBUTIONS:
From net investment income	—	(0.09)	(0.20)	(0.60)	(0.80)	(0.20)
From net realized gains on investments	—	(0.84)	(8.30)	(12.10)	(152.60)	(74.90)
Total distributions	—	(0.93)	(8.50)	(12.70)	(153.40)	(75.10)

Net asset value, end of year/period	$38.77	$34.20	$34.90	$37.80	$46.90	$207.50

Total return (C)	13.36	% (E)	0.72%	14.66%	7.21%	(7.82)%	(1.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$19,584	$16,725	$3,269	$3,445	$13,456	$152,846
Ratios to average net assets
Expenses, before waiver and reimbursement	1.52	% (F)	1.67%	1.69%	1.76%	1.56%	1.37%
Expenses, net waiver and reimbursement	1.08	% (F)	1.00%	1.00%	1.00%	1.06%	1.03%
Net investment income (loss)	(0.03	)% (F)	0.42%	0.60%	1.17%	0.46%	0.23%
Portfolio turnover rate	154	% (E)	411%	305%	178%	35%	12%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2019	2018(A)	2017(A)	2016(A)	2015(A)	2014(A)
(Unaudited)
Net asset value, beginning of year/period	$24.00	$24.70	$28.90	$38.60	$198.90	$279.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04	) (B)	0.02	(B)	0.10	(B)	0.30	(B)	0.70	0.10
Net realized and unrealized gain (loss) on investments	3.22	0.12	(D)	4.10	2.60	(7.70)	(5.50)
Total from investment operations	3.18	0.14	4.20	2.90	(7.00)	(5.40)

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.10)	(0.50)	(0.70)	—
From net realized gains on investments	—	(0.84)	(8.30)	(12.10)	(152.60)	(74.90)
Total distributions	—	(0.84)	(8.40)	(12.60)	(153.30)	(74.90)

Net asset value, end of year/period	$27.18	$24.00	$24.70	$28.90	$38.60	$198.90

Total return (C)	13.25	% (E)	0.63%	14.30%	6.91%	(8.21)%	(1.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,831	$11,154	$12,870	$16,180	$20,944	$44,589
Ratios to average net assets
Expenses, before waiver and reimbursement	1.74	% (F)	2.05%	1.94%	2.01%	1.81%	1.62%
Expenses, net waiver and reimbursement	1.33	% (F)	1.25%	1.25%	1.25%	1.31%	1.28%
Net investment income (loss)	(0.27	)% (F)	0.08%	0.35%	0.86%	0.52%	0.01%
Portfolio turnover rate	154	% (E)	411%	305%	178%	35%	12%

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(E)	Not Annualized

(F)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2019	2018(B)	2017(B)	2016(B)	2015(B)	2014 (A,B)
(Unaudited)
Net asset value, beginning of year/period	$21.70	$22.60	$27.10	$36.90	$197.50	$276.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.12	) (C)	(0.14	) (C)	(0.00	) (C,D)	0.10	(C)	0.00	(D)	(0.70)
Net realized and unrealized gain (loss) on investments	2.90	0.08	(I)	3.80	2.40	(7.60)	(2.90)
Total from investment operations	2.78	(0.06)	3.80	2.50	(7.60)	(3.60)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.20)	(0.40)	—
From net realized gains on investments	—	(0.84)	(8.30)	(12.10)	(152.60)	(74.90)
Total distributions	—	(0.84)	(8.30)	(12.30)	(153.00)	(74.90)

Net asset value, end of year/period	$24.48	$21.70	$22.60	$27.10	$36.90	$197.50

Total return (E)	12.81	% (G),(F)	(0.20	)% (F)	14.03%	6.19%	(8.56)%	(1.00	)% (G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$175	$214	$231	$394	$766	$1,545
Ratios to average net assets
Expenses, before waiver and reimbursement	2.51	% (H)	2.73%	2.65%	2.51%	2.31%	2.15	% (H)
Expenses, net waiver and reimbursement	2.08	% (H)	1.91%	1.75%	1.75%	1.81%	1.79	% (H)
Net investment income (loss)	(1.02	)% (H)	(0.59)%	(0.14)%	0.28%	0.04%	(0.54	)% (H)
Portfolio turnover rate	154	% (G)	411%	305%	178%	35%	12	% (G)

(A)	The Rational Dynamic Brands Fund Class C shares commenced operations on January 2, 2014.

(B)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(C)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(D)	Amount is less than $0.005.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not annualized.

(H)	Annualized.

(I)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional Class
For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,	December 31,
2019	2018	2017	2016(A)
(Unaudited)
Net asset value, beginning of year/period	$9.12	$10.02	$9.37	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.15	0.39	0.33	0.43
Net realized and unrealized gain (loss) on investments	0.55	(0.67)	0.78	0.09	(C)
Total from investment operations	0.70	(0.28)	1.11	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.36)	(0.46)	(0.17)
From net realized gains on investments	—	(0.26)	—	(0.97)
Total distributions	(0.14)	(0.62)	(0.46)	(1.14)

Net asset value, end of year/period	$9.68	$9.12	$10.02	$9.37

Total return (D)	7.65	% (E)	(2.81)%	11.95%	5.11	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$269	$253	$278	$260
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.03	% (G)	1.04%	0.85%	1.36	% (G)
Expenses, net waiver and reimbursement (F)	0.45	% (G)	0.45%	0.45%	0.45	% (G)
Net investment income (F,H)	3.23	% (G)	3.91%	3.35%	6.98	% (G)
Portfolio turnover rate	35	% (E)	53%	17%	27	% (E)

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2019	2018	2017	2016	2015	2014
(Unaudited)
Net asset value, beginning of year/period	$9.15	$10.05	$9.40	$9.78	$11.36	$11.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(B)	0.33	(B)	0.26	(B)	0.18	(B)	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.55	(0.63)	0.83	0.62	(0.34)	0.07
Total from investment operations	0.69	(0.30)	1.09	0.80	(0.20)	0.24

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.34)	(0.44)	(0.21)	(0.12)	(0.24)
From net realized gains on investments	—	(0.26)	—	(0.97)	(1.26)	(0.41)
Total distributions	(0.12)	(0.60)	(0.44)	(1.18)	(1.38)	(0.65)

Net asset value, end of year/period	$9.72	$9.15	$10.05	$9.40	$9.78	$11.36

Total return (D)	7.57	% (E)	(3.05)%	11.61%	8.16%	(1.87)%	2.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,575	$9,842	$13,033	$14,822	$17,061	$21,008
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.34	% (G)	1.37%	1.14%	1.30%	1.04%	0.96%
Expenses, net waiver and reimbursement (F)	0.70	% (G)	0.70%	0.70%	0.70%	0.70%	0.73%
Net Investment income (F,H)	2.94	% (G)	3.25%	2.60%	1.82%	1.10%	1.38%
Portfolio turnover rate	35	% (E)	53%	17%	27%	44%	52%

(A)	The Rational Strategic Allocation Fund Institutional Class shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,
	2019		2018	2017	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$9.11		$10.03	$9.39	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11		0.29	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.55		(0.67)	0.78	0.22	(C)
Total from investment operations	0.66		(0.38)	1.01	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.28)	(0.37)	(0.09)
From net realized gains on investments	—		(0.26)	—	(0.97)
Total distributions	(0.09)		(0.54)	(0.37)	(1.06)

Net asset value, end of year/period	$9.68		$9.11	$10.03	$9.39

Total return (D)	7.22	% (E)	(3.83)%	10.80%	4.56	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1		$1	$1	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.05	% (G)	1.92%	1.82%	1.89	% (G)
Expenses, net waiver and reimbursement (F)	1.45	% (G)	1.45%	1.45%	1.45	% (G)
Net investment income (F,H)	2.22	% (G)	2.89%	2.31%	3.92	% (G)
Portfolio turnover rate	35	% (E)	53%	17%	27	% (E)

(A)	The Rational Strategic Allocation Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended December 31, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational/Resolve Adaptive Asset Allocation Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Institutional Class
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,
	2019		2018		2017	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$23.10		$25.25		$24.33	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	0.02		(0.04)		(0.32)	(0.12)
Net realized and unrealized gain (loss) on investments	2.97		(1.89)		1.26	(0.55)
Total from investment operations	2.99		(1.93)		0.94	(0.67)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.22)		(0.02)	—
Total distributions	—		(0.22)		(0.02)	—

Net asset value, end of year/period	$26.09		$23.10		$25.25	$24.33

Total return (C)	12.94	% (D)	(7.64)%		3.85%	(2.68	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$34,559		$27,460		$5,883	$15,083
Ratios to average net assets
Expenses, before waiver and reimbursement	2.42	% (E)	2.90%		2.49%	3.27	% (E)
Expenses, net waiver and reimbursement	1.97	% (E)	1.97%		1.97%	1.99	% (E)
Net investment income (loss)	0.20	% (E)	(0.17)%		(1.33)%	(1.74	)% (E)
Portfolio turnover rate	0	% (D)	0%		0%	0	% (D)

	Class A
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,
	2019		2018		2017	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$22.96		$25.16		$24.30	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.01)		(0.11)		(0.21)	(0.13)
Net realized and unrealized gain (loss) on investments	2.95		(1.87)		1.09	(0.57)
Total from investment operations	2.94		(1.98)		0.88	(0.70)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.22)		(0.02)	—
Total distributions	—		(0.22)		(0.02)	—

Net asset value, end of year/period	$25.90		$22.96		$25.16	$24.30

Total return (C)	12.80	% (D)	(7.87	)% (F)	3.57%	(2.80	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,617		$2,169		$130	$1
Ratios to average net assets
Expenses, before waiver and reimbursement	2.73	% (E)	3.14%		2.90%	3.52	% (E)
Expenses, net waiver and reimbursement	2.22	% (E)	2.22%		2.22%	2.24	% (E)
Net investment (loss)	(0.05	)% (E)	(0.45)%		(0.88)%	(2.09	)% (E)
Portfolio turnover rate	0	% (D)	0%		0%	0	% (D)

(A)	The Rational Resolve/Adaptive Asset Allocation Fund Institutional Class and Class A shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational/Resolve Adaptive Asset Allocation Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,
	2019		2018	2017	2016(A)
	(Unaudited)
Net asset value, beginning of year/period	$22.61		$24.96	$24.29	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.09)		(0.31)	(0.54)	(0.17)
Net realized and unrealized gain (loss) on investments	2.90		(1.82)	1.23	(0.54)
Total from investment operations	2.81		(2.13)	0.69	(0.71)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.22)	(0.02)	—
Total distributions	—		(0.22)	(0.02)	—

Net asset value, end of year/period	$25.42		$22.61	$24.96	$24.29

Total return (C)	12.43	% (D)	(8.53)%	2.83%	(2.84	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$375		$322	$371	$21
Ratios to average net assets
Expenses, before waiver and reimbursement	3.44	% (E)	4.65%	3.60%	4.27	% (E)
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.97%	2.99	% (E)
Net investment (loss)	(0.80	)% (E)	(1.24)%	(2.26)%	(2.69	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	0	% (D)

(A)	The Rational Resolve/Adaptive Asset Allocation Fund Class C shares commenced operations on September 30, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Rational Iron Horse Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional Class
	For the		For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,		March 31,	March 31,	March 31,	March 31,
	2019		2018		2017		2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of year	$9.75		$10.58		$10.37		$9.98	$10.19	$11.35	$10.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.09		0.04		0.05	0.06	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.13)		(0.22)		0.54		0.51	0.05	0.44	0.94
Total from investment operations	(0.06)		(0.13)		0.58		0.56	0.11	0.53	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.04)		(0.04)		(0.02)	(0.05)	(0.08)	(0.11)
From net realized gains on investments	(0.27)		(0.27)		—		(0.03)	(0.27)	(1.61)	(0.16)
From Return of capital	—		(0.39)		(0.33)		(0.12)	—	—	—
Total distributions	(0.34)		(0.70)		(0.37)		(0.17)	(0.32)	(1.69)	(0.27)

Net asset value, end of year/period	$9.35		$9.75		$10.58		$10.37	$9.98	$10.19	$11.35

Total return (B)	(0.65	)% (D)	(1.08)%		5.69%		5.70%	1.24%	4.78%	9.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,886		$7,076		$10,913		$8,595	$9,417	$28,191	$19,062
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.51	% (E)	2.34%		2.30%		3.15%	1.50%	1.32%	1.60%
Expenses, net waiver and reimbursement	1.71	% (E)	1.71%		1.70%		1.70%	1.56%	1.60%	1.60%
Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.50	% (E)	2.36%		2.30%		3.15%	1.50%	1.32%	1.60%
Expenses, net waiver and reimbursement	1.70	% (E)	1.70%		1.70%		1.70%	1.56%	1.60%	1.60%
Net investment income	1.46	% (E)	0.90%		0.54%		0.51%	0.63%	0.73%	0.93%
Portfolio turnover rate	54	% (D)	162%		252%		323%	279%	265%	114%

	Class A
	For the		For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,		March 31,	March 31,	March 31,	March 31,
	2019		2018		2017		2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of year/period	$9.74		$10.56		$10.36		$9.98	$10.21	$11.37	$10.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.05		0.02		0.02	0.02	0.06	0.08
Net realized and unrealized gain (loss) on investments	(0.12)		(0.19)		0.53		0.52	0.06	0.45	0.93
Total from investment operations	(0.07)		(0.14)		0.55		0.54	0.08	0.51	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.02)		(0.02)		(0.01)	(0.04)	(0.06)	(0.08)
From net realized gains on investments	(0.27)		(0.27)		—		(0.03)	(0.27)	(1.61)	(0.16)
From Return of capital	—		(0.39)		(0.33)		(0.12)	—	—	—
Total distributions	(0.33)		(0.68)		(0.35)		(0.16)	(0.31)	(1.67)	(0.24)

Net asset value, end of year/period	$9.34		$9.74		$10.56		$10.36	$9.98	$10.21	$11.37

Total return (B)	(0.80	)% (D)	(1.20	)% (C)	5.37	% (C)	5.42%	0.90%	4.51%	9.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,276		$1,843		$6,767		$3,732	$8,098	$12,223	$11,842
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.77	% (E)	2.60%		2.41%		3.26%	1.86%	1.57%	1.85%
Expenses, net waiver and reimbursement	1.96	% (E)	1.96%		1.95%		1.95%	1.95%	1.85%	1.85%
Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.78	% (E)	2.56%		2.41%		3.26%	1.86%	1.57%	1.85%
Expenses, net waiver and reimbursement	1.95	% (E)	1.95%		1.95%		1.95%	1.95%	1.85%	1.85%
Net investment income	1.14	% (E)	0.51%		0.25%		0.22%	0.22%	0.49%	0.68%
Portfolio turnover rate	54	% (D)	162%		252%		323%	279%	265%	114%

(A)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational Iron Horse Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Year/Period

	Class C
	For the		For the	For the
	Six Months Ended		Period Ended	Period Ended
	June 30,		December 31,	December 31,
	2019		2018	2017(A)
	(Unaudited)
Net asset value, beginning of year/period	$9.68		$10.54	$10.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.04		(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.13)		(0.18)	0.53
Total from investment operations	(0.09)		(0.19)	0.50

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.02)	—
From net realized gains on investments	(0.27)		(0.27)	—
From Return of capital	—		(0.38)	(0.33)
Total distributions	(0.30)		(0.67)	(0.33)

Net asset value, end of year/period	$9.29		$9.68	$10.54

Total return (C)	(1.01	)% (D)	(1.71)%	4.89	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1		$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	3.47	% (E)	3.28%	3.04	% (E)
Expenses, net waiver and reimbursement	2.31	% (E)	2.71%	2.70	% (E)
Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	3.46	% (E)	3.82%	3.04	% (E)
Expenses, net waiver and reimbursement	2.30	% (E)	2.70%	2.70	% (E)
Net investment income (loss)	0.85	% (E)	(0.08)%	(0.44	)% (E)
Portfolio turnover rate	54	% (D)	162%	252	% (D)

(A)	The Rational Iron Horse Fund Class C shares commenced operations on April 6, 2017.

(B)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See accompanying notes to financial statements.

RATIONAL FUNDS
Rational/NuWave Enhanced Market Opportunity Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

Institutional Class	Class A	Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2019	2018(A)	2019	2018(A)	2019	2018(A)
(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$14.57	$15.00	$14.54	$15.00	$14.47	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)	0.00	(C)	(0.04)	(0.06)	(0.10)	(0.12)
Net realized and unrealized gain on investments	1.72	1.47	1.73	1.49	1.71	1.46
Total from investment operations	1.70	1.47	1.69	1.43	1.61	1.34

LESS DISTRIBUTIONS:
From net investment income	—	(1.40)	—	(1.39)	—	(1.37)
From net realized gains on investments	—	(0.50)	—	(0.50)	—	(0.50)
Total distributions	—	(1.90)	—	(1.89)	—	(1.87)

Net asset value, end of period	$16.27	$14.57	$16.23	$14.54	$16.08	$14.47

Total return (D,E)	11.67	% (G)	9.95%	11.62%	9.70%	11.13%	9.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$20,818	$10,294	$7,575	$6,014	$122	$88
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.49%	3.34%	2.85%	3.68%	3.50%	4.43%
Expenses, net waiver and reimbursement (F)	1.99%	1.99%	2.24%	2.24%	2.99%	2.99%
Net investment income (loss) (F)	(0.21)%	(0.02)%	(0.49)%	(0.43)%	(1.25)%	(0.91)%
Portfolio turnover rate (E)	741%	1449%	741%	1449%	741%	1449%

(A)	The Rational NuWave Enhanced Market Opportunity Fund Class I, Class A and Class C commenced operations February 28, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

RATIONAL FUNDS
Context Insurance Linked Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	For the Period Ended June 30, 2019 (A)
	Institutional
	Class	Class A	Class C
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.28	0.26	0.21
Net realized and unrealized gain on investments	(0.36)	(0.35)	(0.34)
Total from investment operations	(0.08)	(0.09)	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.23)	(0.19)
From net realized gains on investments	—	—	—
Total distributions	(0.24)	(0.23)	(0.19)

Net asset value, end of period	$9.68	$9.68	$9.68

Total return (C, D)	(0.78)%	(0.95)%	(1.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,427	$1	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.50%	2.90%	3.86%
Expenses, net waiver and reimbursement (E)	1.75%	2.00%	2.75%
Net investment income (E)	5.69%	5.24%	4.34%
Portfolio turnover rate (D)	52%	52%	52%

(A)	The Context Insurance Linked Income Fund Institutional Class, Class A and Class C Shares commenced operations December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

See accompanying notes to financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2019	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2019, the Trust operated 12 separate series, or mutual funds, each with its own investment objective and strategy. Context Insurance Linked Income Fund commenced operations on December 31, 2018. Effective January 4, 2019, the Rational Hedged Return Fund changed its name to the Rational Tactical Return Fund. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Dividend Capture Fund (“Dividend Capture”)	PVG Asset Management Corporation	Total return on investment, with dividend income an important component of that return.
Rational Tactical Return Fund (“Tactical Return”)	Warrington Asset Management, LLC	Total return consisting of long-term capital appreciation and Income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Rational/Resolve Adaptive Asset Allocation Fund (“Resolve Adaptive”)	ReSolve Asset Management, Inc.	Long-term capital appreciation.
Rational Iron Horse Fund (“Iron Horse”)	Van Hulzen Asset Management, LLC	Total return.
Rational/NuWave Enhanced Market Opportunity Fund (“NuWave Enhanced”)	NuWave Investment Management, LLC	Long-term capital appreciation.
Context Insurance Linked Income Fund (“Context”)	Context Insurance Strategies, LLC	Current income.

The Funds are registered as diversified, except Resolve Adaptive, NuWave Enhanced and Context, which are non-diversified.

Currently, all Funds offer Class A, Class C and Institutional Class shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for Resolve Adaptive, Iron Horse and NuWave Enhanced and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

NuWave Enhanced Market Opportunity Fund was organized originally as a limited liability partnership (“NuWave Equity Enhanced Fund LP.”) in March 2013. Effective as of the close of business on February 28, 2018, all of the assets, subject to liabilities of NuWave Equity Enhanced Fund LP., were transferred to Nuwave Enhanced in exchange for Institutional Class Shares of the NuWave Enhanced. The net assets value of the NuWave Enhanced shares on the close of business February 28, 2018, after the reorganization, was $15.00 for Institutional Class shares and received in-kind capital contributions of cash valued at $6,946,234 in exchange for 463,082 Institutional Class shares. Class A shares and Class C shares commenced operations on February 28, 2018.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a Pricing Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Board has authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019, for each Fund’s assets and liabilities measured at fair value:

Dividend Capture

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,333,202	$—	$—	$13,333,202
Exchange Traded Funds	1,205,272	—	—	1,205,272
Preferred Stocks	508,000	—	—	508,000
Short-Term Investments	2,667,607	—	—	2,667,607
Total Assets	$17,714,081	$—	$—	$17,714,081

Tactical Return

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$84,759,347	$—	$—	$84,759,347
Total Assets	$84,759,347	$—	$—	$84,759,347
Liabilities*
Derivatives
Written Options	$34,725	$—	$—	$34,725
Total Liabilities	$34,725	$—	$—	$34,725

Dynamic Brands

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,401,006	$—	$—	$31,401,006
Short-Term Investments	189,172	—	—	189,172
Total Assets	$31,590,178	$—	$—	$31,590,178

Strategic Allocation

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,121,902	$—	$—	$10,121,902
Exchange Traded Funds	1,130,890	—	—	1,130,890
Short-Term Investments	1,690,527	—	—	1,690,527
Total Assets	$12,943,319	$—	$—	$12,943,319

Resolve Adaptive
Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$34,211,690	$—	$—	$34,211,690
Derivatives
Futures Contracts	$1,909,444	$—	$—	$1,909,444
Total Assets	$36,121,134	$—	$—	$36,121,134
Liabilities*
Derivatives
Futures Contracts	$182,140	$—	$—	$182,140
Total Liabilities	$182,140	$—	$—	$182,140

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

Iron Horse

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,061,303	$—	$—	$8,061,303
Put Options Purchased	96,450	—	—	96,450
Short-Term Investments	617,598	—	—	617,598
Total Assets	$8,775,351	$—	$—	$8,775,351
Liabilities*
Derivatives
Call Options Written	$542,932	$—	$—	$542,932
Total Liabilities	$542,932	$—	$—	$542,932

NuWave Enhanced

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,937,369	$—	$—	$19,937,369
Exchange Traded Funds	261,421	—	—	261,421
Short-Term Investments	3,582,733	—	—	3,582,733
Derivatives
Futures Contracts	664,401	—	—	664,401
Total Assets	$24,445,924	$—	$—	$24,445,924
Liabilities*
Derivatives
Futures Contracts	$804,868	$—	$—	$804,868
Total Liabilities	$804,868	$—	$—	$804,868

Context Insurance Linked Income

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$180,184	$—	$—	$180,184
Bonds & Notes	—	10,954,203	—	10,954,203
Preferred Stock	3,950,475	—	—	3,950,475
Short-Term Investments	254,655	—	—	254,655
Total Assets	$4,385,314	$10,954,203	$—	$15,339,517

*	Refer to the Portfolios of Investments for industry classifications.

There were no level 3 securities held during the period for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of the Resolve Adaptive and NuWave Enhanced include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”) and RNW Fund Ltd. (“RNW” or “CFC”), respectively, each wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with Resolve Adaptive and NuWave Enhanced investment objectives and policies.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	June 30, 2019	June 30, 2019
RDMF Fund, Ltd.	8/5/2016	$ 1,242,680	3.4%
RNW Fund, Ltd.	3/2/2018	$ 1,457,202	5.1%

For tax purposes, each CFC is an exempted Cayman investment company. Each CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, a CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, RDMF’s and RNW’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Resolve Adaptive and NuWave Enhanced investment company taxable income, respectively.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2019, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Tactical Return Fund
	Written Options	Equity	Options Written	$(34,725)

Resolve Adaptive
	Futures	Equity	Futures unrealized appreciation	$84,186
			Futures unrealized depreciation	(157,740)
		Commodity	Futures unrealized depreciation	(24,400)
		Currency	Futures unrealized appreciation	84,570
		Interest	Futures unrealized appreciation	1,740,688
			Totals	$1,727,304
Iron Horse Fund
	Written Options	Equity	Options Written	$542,932

NuWave Enhanced
	Futures	Equity	Futures unrealized appreciation	$72,402
			Futures unrealized depreciation	(3,084)
		Commodity	Futures unrealized appreciation	139,920
			Futures unrealized depreciation	(525,172)
		Currency	Futures unrealized appreciation	584
			Futures unrealized depreciation	(15,119)
		Interest	Futures unrealized appreciation	451,495
			Futures unrealized depreciation	(261,493)
			Totals	$(140,467)

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2019, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Tactical Return
	Options Written	Equity	Net realized gain from options written	$3,288,294

	Options Written	Equity	Net change in unrealized appreciation on options written	$17,363

Resolve Adaptive
	Futures	Equity	Net realized gain from futures	$344,654
		Commodity	Net realized loss from futures	(180,078)
		Currency	Net realized gain from futures	67,472
		Interest	Net realized gain from futures	3,031,213
			Totals	$3,263,261

	Futures	Equity	Net change in unrealized appreciation on futures	$58,859
		Commodity	Net change in unrealized depreciation on futures	(24,400)
		Currency	Net change in unrealized appreciation on futures	84,570
		Interest	Net change in unrealized appreciation on futures	647,594
			Totals	$766,623

Iron Horse
	Options Purchased	Equity	Net realized loss from options purchased	(297,601)
	Options Written	Equity	Net realized loss from options written	(580,192)
				$(877,793)

	Options Purchased	Equity	Net change in unrealized depreciation on options purchased	$(94,120)
	Options Written	Equity	Net change in unrealized depreciation on options written	(163,176)
			Totals	$(257,296)
NuWave Enhanced
	Futures	Equity	Net realized loss from futures	$(211,214)
		Commodity	Net realized loss from futures	(468,085)
		Currency	Net realized gain from futures	141,324
		Interest	Net realized gain from futures	747,944
			Totals	$209,969

	Futures	Equity	Net change in unrealized appreciation on futures	$59,309
		Commodity	Net change in unrealized depreciation on futures	(168,935)
		Currency	Net change in unrealized appreciation on futures	1,902
		Interest	Net change in unrealized depreciation on futures	(20,140)
			Totals	$(127,864)

The value of derivative instruments outstanding as of June 30, 2019 as disclosed in the Portfolios of Investments (Consolidated Portfolios of Investments for Resolve Adaptive and NuWave Enhanced) and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for Resolve Adaptive and NuWave Enhanced) serve as indicators of the volume of derivative activity for the Funds.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of June 30, 2019:

				Gross Amounts of Assets Presented in the
				(Consolidated) Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	Recognized in the	(Consolidated)	(Consolidated)
	(Consolidated)	Statements of	Statements of
	Statements of Assets	Assets and	Assets and	Financial
	and Liabilities	Liabilities	Liabilities	Instruments	Cash Collateral Pledged/Received (1)	Net Amount
Tactical Return
Description of Liability:
Written Option	$34,725	$—	$34,725	$—	$34,725	$—
Resolve Adaptive
Description of Asset:
Futures Contracts	$1,909,444	$—	$1,909,444	$(182,140)	$—	$1,727,304
Description of Liability:
Futures Contracts	$182,140	$—	$182,140	$182,140	$—	$—
Iron Horse
Description of Liability:
Written Option	$542,932	$—	$542,932	$542,932	$—	$—
Nuwave Enhanced
Description of Asset:
Futures Contracts	$664,401	$—	$664,401	$(664,401)	$—	$—
Description of Liability:
Futures Contracts	$804,868	$—	$804,868	$664,401	$140,467	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid at least annually by the Tactical Return, Dynamic Brands, Resolve Adaptive and NuWave Enhanced. Dividends from net investment income are declared and paid at least quarterly by the Strategic Allocation and Iron Horse. Dividends from net investment income are declared and paid at least monthly by Dividend Capture and Context. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Certain Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Funds include their allocable share of the MLPs’ taxable income in computing its own taxable income. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2017 to December 31, 2018 (as applicable), or expected to be taken in the Funds’ December 31, 2019 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

(3)	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Dividend Capture	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%
	Advisory Fee Annual Rate
Strategic Allocation	0.10%
Resolve Adaptive	1.75%
Tactical Return	1.75%
Iron Horse	1.25%
NuWave Enhanced	1.75%
Context	1.50%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) as listed below:

	Expense Caps
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Dividend Capture	1.00%	1.25%	2.00%	April 30, 2020
Tactical Return	1.99%	2.24%	2.99%	April 30, 2020
Dynamic Brands *	1.24%	1.49%	2.24%	April 30, 2020
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2020
Resolve Adaptive	1.97%	2.22%	2.97%	April 30, 2020
Iron Horse	1.70%	1.95%	2.70%	April 30, 2020
NuWave Enhanced	1.99%	2.24%	2.99%	April 30, 2020
Context	1.75%	2.00%	2.75%	April 30, 2020

*	Prior to May 1, 2019 , the Fund’s expense cap was 1.00%, 1.25% and 2.00% for Institutional Class, Class A and Class C respectively .

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2019, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31,
Dividend Capture	$358,384	2019
	161,810	2020
	156,337	2021
	67,750	2022
Tactical Return	125,307	2019
	105,599	2020
	148,732	2021
	79,180	2022
Dynamic Brands	180,941	2019
	120,009	2020
	175,690	2021
	65,360	2022
Strategic Allocation	94,726	2019
	62,598	2020
	79,043	2021
	31,691	2022
Resolve Adaptive	49,241	2019
	117,608	2020
	148,267	2021
	73,308	2022
Iron Horse	171,089	2019
	75,447	2020
	82,832	2021
	34,203	2022
NuWave Enhanced	116,911	2021
	54,710	2022
Context	50,209	2022

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for the class A shares and up to 1.00% for the class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Advisor for distribution related expenses. For the six months ended June 30, 2019, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Dividend Capture	$15,814	$7,641
Tactical Return	25,523	5,481
Dynamic Brands	14,606	1,144
Strategic Allocation	12,211	5
Resolve Adaptive	2,109	1,715
Iron Horse	1,863	5
NuWave Enhanced	8,067	473
Context Insurance Linked Income	2	5

Shareholder Servicing Fees – The Trust has adopted a Shareholder Servicing Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional Class, Class A and Class C Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations. The Funds also pay GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which is included in printing expenses on the Statements of Operations.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee, which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. These fees are included in Management Services Fees on the Statements of Operations.

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees are included in Compliance Offer Fees on the Statement of Operations. The amounts due to MFund at June 30, 2019 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees Payable to Affiliate.”

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

An Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacity.

CIM Securities, LLC acted as the broker of record on executions of purchases and sales on the Dividend Capture Fund’s portfolio investments. For those services, CIM Securities, LLC received $12,508 in brokerage commissions from the Fund for the six months ended June 30, 2019. Certain Officers and/or employees of PVG Asset Management Corp. the Fund’s sub-advisor, have an affiliation with CIM Securities, LLC.

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds’ at June 30, 2019, are noted in the Strategic Allocation Fund’s Portfolios of Investments. A summary of these investments in affiliated funds is set forth below:

	Balance					Dividends	Amount of Gain
	December 31,			Balance June 30,		Credited to	(Loss) Realized on
Fund	2018	Purchases	Sales	2019	Fair Value	Income	Sale of Shares
Catalyst Buyback Strategy Fund, Inst. Sh.	$22,903	$—	$—	$22,903	$252,388	$—	$—
Catalyst Enhanced Income Strategy Fund, Inst. Sh.	—	94,115	—	94,115	1,049,383	16,626	—
Catalyst Insider Buying Fund, Inst. Sh.	12,960	—	—	12,960	252,851	—	—
Catalyst Insider Income Fund Inst. Sh.	77,924	713	26,455	52,182	498,859	6,768	3,333
Catalyst IPOx Allocation Fund Inst. Sh.	18,826	—	—	18,826	272,599	—	—
Catalyst MLP & Infrastructure Fund, Inst, Sh.	158,642	11,088	—	169,730	780,624	52,673	—
Catalyst/MAP Global Equity Fund, Inst. Sh.	10,884	—	—	10,884	160,612	—	—
Catalyst/Stone Beach Income Opportunity Fund, Inst. Sh.	159,574	1,849	80,016	81,407	771,742	21,876	(35,379)
Context Insurance Linked Income Fund, Inst. Sh.	—	75,963	—	75,963	735,326	18,298	—
Rational Dynamic Brands Fund, Inst. Sh.	17,772	—	—	17,772	689,009	—	—
Rational Income Opportunities Fund, Inst. Sh.	204,208	3,026	207,234	—	—	30,682	12,296
Rational NuWave Enhanced Market Opportunity Fund, Inst. Sh.	95,849	190,418	—	286,267	4,658,509	—	—
Rational Risk Managed Emerging Markets Fund, Inst. Sh.	—	—	—	—	—	—	8
Strategy Shares Ecological Strategy ETF	20,968	—	19,950	1,018	42,013	—	211,238
Strategy Shares NASDAQ 7 Handl Index ETF	43,000	—	—	43,000	1,034,150	35,137	—
Strategy Shares US Market Rotation Strategy ETF	5,069	—	3,500	1,569	54,727	—	31,803

(4)	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Dividend Capture	$27,511,829	$30,713,352
Tactical Return	—	—
Dynamic Brands	51,898,064	43,379,352
Strategic Allocation	3,463,891	4,012,946
Resolve Adaptive	—	—
Iron Horse	4,421,631	5,390,725
NuWave Enhanced	121,406,942	114,615,661
Context Insurance Linked Income	22,259,815	6,692,427

(5)	INVESTMENT RISK

In accordance with its investment objectives and through its exposure to the managed futures programs, Resolve Adaptive and NuWave Enhanced may have increased or decreased exposure to one or more of the following risk factors defined below:

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, the Iron Horse Fund and Tactical Return Fund may have increased or decreased exposure to Option Risk factors defined below:

Options Risk - The Iron Horse and Tactical Return are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Event-Linked Bonds. The Context Fund invests in Event-linked (or “catastrophe”) bonds carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in the security. Such losses may be substantial. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” bonds. The rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a trigger event occurring and causing a loss to the Fund.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

(6)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dividend Capture	19,518,991	378,751	(2,183,661)	(1,804,910)
Tactical Return	84,676,787	48,152	(317)	47,835
Dynamic Brands	28,264,141	3,754,122	(428,085)	3,326,037
Strategic Allocation	12,812,939	277,776	(147,396)	130,380
Resolve Adaptive	34,211,690	1,909,444	(182,140)	1,727,304
Iron Horse	8,439,147	339,265	(543,959)	(204,694)
NuWave Enhanced	24,817,701	1,099,120	(2,275,765)	(1,176,645)
Context	15,913,325	297,081	(870,889)	(573,808)

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended December 31, 2018 and December 31, 2017 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
12/31/2018	Income	Capital Gains	Capital	Total
Dividend Capture	$1,586,633	$—	$—	$1,586,633
Tactical Return	172,762	252,330	—	425,092
Dynamic Brands	814,716	—	—	814,716
Strategic Allocation	385,129	259,129	—	644,258
Resolve Adaptive	286,185	—	—	286,185
Iron Horse	322,910	121,581	391,773	836,264
NuWave Enhanced	1,717,251	278,449	—	1,995,700

For fiscal year or period ended	Ordinary	Long-Term	Return of
12/31/2017	Income	Capital Gains	Capital	Total
Dividend Capture	$2,396,564	$—	$—	$2,396,564
Tactical Return	311,816	—	—	311,816
Dynamic Brands	1,231,156	2,812,381	—	4,043,537
Strategic Allocation	463,261	—	107,881	571,142
Resolve Adaptive	37	4,244	—	4,281
Iron Horse	50,235	—	617,108	667,343
NuWave Enhanced	—	—	—	—

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Capture	$853,427	$—	$(740,865)	$(5,119,623)	$—	$(2,863,635)	$(7,870,696)
Tactical Return	—	290,071	—	(2,370,575)	—	—	(2,080,504)
Dynamic Brands	—	—	(108,608)	—	—	108,520	(88)
Strategic Allocation	—	—	(58,787)	—	—	(242,763)	(301,550)
Resolve Adaptive	—	—	(14,878)	(571,904)	—	(106)	(586,888)
Iron Horse	—	—	—	—	(2,128)	(623,347)	(625,475)
NuWave Enhanced	—	105,630	—	—	—	(1,732,276)	(1,626,646)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on open futures contracts, and adjustments for partnerships, real estate investment trusts, C-Corporation return of capital distributions, and trust preferred securities. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(3,803), $(106), and $(118) for the Dynamic Brands Fund, Resolve Adaptive Asset Allocation Fund, and NuWave Enhanced Market Opportunity Fund respectively. In addition, the amount listed under other book/tax differences for the Iron Horse Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Dividend Capture	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
Resolve Adaptive	14,878
Iron Horse	—
NuWave Enhanced	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Dividend Capture	$740,865
Tactical Return	—
Dynamic Brands	108,608
Strategic Allocation	58,787
Resolve Adaptive	—
Iron Horse	—
NuWave Enhanced	—

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

At December 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized and expired in the current year as follows:

		Non- Expiring	Non-Expiring		Capital Loss Carry	Capital Loss Carry
	Expiring	Short-Term	Long-Term	Total	Forwards Utilized	Forwards Expired
Dividend Capture	$—	$2,252,148	$2,867,475	$5,119,623	$49,416	$—
Tactical Return*	—	463,904	1,906,671	2,370,575	92,691	2,136,294
Dynamic Brands	—	—	—	—	—	—
Strategic Allocation	—	—	—	—	502,978	—
Resolve Adaptive	—	210,140	361,764	571,904	—	—
Iron Horse	—	—	—	—	25,071	—
NuWave Enhanced	—	—	—	—	—	—

*	The Rational Tactical Return Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, the reclassification of Fund distributions, the expiration of capital loss carry forwards, and tax adjustments for equalization debits, and the Resolve Adaptive Asset Allocation Fund’s wholly owned subsidiary, resulted in reclassifications for the Funds for the fiscal year or period ended December 31, 2018 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Dividend Capture	$21	$(21)
Tactical Return	(2,120,118)	2,120,118
Dynamic Brands	—	—
Strategic Allocation	—	—
Resolve Adaptive	(1,830,013)	1,830,013
Iron Horse	—	—
NuWave Enhanced	(19,764)	19,764

(8)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Tactical Return Fund will be directly affected by the performance of the Federated Treasury Obligations Fund, Institutional Class. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Tactical Return Fund’s net assets invested in the Federated Treasury Obligations Fund was 27.2%.

The performance of the Resolve Adaptive Fund will be directly affected by the performance of the Fidelity Institutional Government Portfolio, Institutional Class. The financial statements of the Fidelity Institutional Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Resolve Adaptive’s Fund’s net assets invested in the Fidelity Institutional Government Portfolio was 93.6%.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dividend	Tactical	Dynamic	Strategic	Resolve	NuWave	Context Insurance
	Capture	Return	Brands	Allocation	Adaptive	Enhanced	Linked Income
Troy W Buckner	—	—	—	—	—	32.58%	—
NFS LLC (1)	53.84%	—	41.36%	88.18%	39.30%	—	—
Charles Schwab (1)	—	45.29%	—	—	55.84%	26.09%	—
UBS	—	—	—	—	—	—	64%

(1)	This owner is comprised of multiple investors and accounts.

(10)	SHARE SPLITS

Effective September 21, 2018 the Rational Dynamic Brands Fund underwent a 1-for-10 reverse share split. The effect of the share split was to divide the number of outstanding shares of the Fund by the split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder’s investment.

(11)	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RATIONAL FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (01/01/19) and held for the entire period through 06/30/19.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio	01/01/2019	06/30/2019	During Period *	06/30/2019	During Period *
Rational Dividend Capture Fund - Class A	1.25%	$1,000.00	$1,048.60	$6.35	$1,018.60	$6.26
Rational Dividend Capture Fund - Class C	2.00%	1,000.00	1,041.80	10.13	1,014.88	9.99
Rational Dividend Capture Fund - Institutional Class	1.00%	1,000.00	1,048.20	5.08	1,019.84	5.01
Rational Tactical Return Fund - Class A	2.24%	1,000.00	1,047.70	11.37	1,013.69	11.18
Rational Tactical Return Fund - Class C	2.99%	1,000.00	1,042.40	15.14	1,009.97	14.90
Rational Tactical Return Fund - Institutional Class	1.99%	1,000.00	1,048.10	10.11	1,014.93	9.94
Rational Dynamic Brands Fund - Class A	1.33%	1,000.00	1,132.50	7.03	1,018.20	6.66
Rational Dynamic Brands Fund - Class C	2.08%	1,000.00	1,126.00	10.96	1,014.48	10.39
Rational Dynamic Brands Fund - Institutional Class	1.08%	1,000.00	1,133.60	5.71	1,019.44	5.41
Rational Strategic Allocation Fund - Class A	0.70%	1,000.00	1,075.70	3.60	1,021.32	3.51
Rational Strategic Allocation Fund - Class C	1.45%	1,000.00	1,072.20	7.45	1,017.60	7.25
Rational Strategic Allocation Fund - Insitutional Class	0.45%	1,000.00	1,076.50	2.32	1,022.56	2.26
Rational/Resolve Adaptive Asset Allocation Fund - Class A **	2.22%	1,000.00	1,128.00	11.71	1,013.79	11.08
Rational Resolve Adaptive Asset Allocation Fund - Class C **	2.97%	1,000.00	1,124.30	15.64	1,010.07	14.80
Rational/Resolve Adaptive Asset Allocation Fund - Institutional Class **	1.97%	1,000.00	1,129.40	10.40	1,015.03	9.84
Rational Iron Horse - Class A	1.95%	1,000.00	992.00	9.63	1,015.12	9.74
Rational Iron Horse - Class C	2.30%	1,000.00	989.90	11.35	1,013.39	11.48
Rational Iron Horse - Institutional Class	1.70%	1,000.00	993.50	8.40	1,016.36	8.50
Rational NuWave Enhanced Market Opportunity Fund - Class A	2.24%	1,000.00	1,116.20	11.75	1,013.69	11.18
Rational NuWave Enhanced Market Opportunity Fund - Class C	2.99%	1,000.00	1,111.30	15.65	1,009.97	14.90
Rational NuWave Enhanced Market Opportunity Fund - Class Institutional	1.99%	1,000.00	1,117.40	10.45	1,014.93	9.94
Context Insurance Linked Income Fund - Class A	2.00%	1,000.00	990.50	9.87	1,014.88	9.99
Context Insurance Linked Income Fund - Class C	2.75%	1,000.00	987.00	13.55	1,011.16	13.71
Context Insurance Linked Income Fund - Institutional Class	1.75%	1,000.00	992.20	8.64	1,016.12	8.75

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2019	SEMI-ANNUAL REPORT

Consideration and Renewal of Management Agreement between Rational Advisors, Inc. and Mutual Fund and Variable Insurance Trust with respect to Rational Iron Horse Fund (“Iron Horse Fund”)

In connection with a regular meeting held on March 22, 2019, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of the management agreement between the Trust and Rational Advisors, Inc. (“Rational” or the “Advisor”), with respect to the Iron Horse Fund (the “Management Agreement”).

The Trustees met in executive session with counsel, who provided assistance and advice and reviewed the duties and responsibilities of the Trustees in evaluating and approving the continuation of the Management Agreement. The Trustees reviewed Rational’s responses to a series of questions regarding, among other things, the investment performance of Iron Horse Fund; the services Rational provides to Iron Horse Fund; comparative fee and expense information; and Rational’s profitability and “fall-out” benefits from advising Iron Horse Fund (the “Rational 15c Response”). The Trustees relied upon the advice of counsel and their own business judgment in evaluating and weighting each of the factors to be considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided with respect to the renewal of the Management Agreement. The Trustees also considered the information presented at Board meetings throughout the year.

Nature, Extent & Quality of Services. The Trustees reviewed the services Rational provides to the Fund and information concerning the financial condition and resources; personnel; business; operations and compliance program of Rational. The Board considered that Rational continues to enhance its risk management program and noted that the risk management team regularly evaluates the Iron Horse Fund’s performance with respect to volatility, drawdowns and returns relative to its investment objective. After further discussion and review of the Rational 15c Response, the Trustees concluded that Rational will continue to provide an acceptable level of services to the Iron Horse Fund.

Performance. The Trustees reviewed the performance of Iron Horse Fund relative to its peer group, Options-Based Morningstar category and benchmark indices, the S&P 500 TR Index and CBOE S&P 500 BuyWrite Index, for various periods ended December 31, 2018. The Trustees discussed the criteria used by Rational for selecting the peer group. The Board noted Iron Horse Fund outperformed its peer group, Morningstar category and benchmarks for the one-year period. The Board further noted that the Fund out-performed its Morningstar category and peer group for the three-year, five-year and since inception periods but had under-performed the S&P 500 TR Index and CBOE S&P 500 BuyWrite Index for those same periods. The Trustees determined that the Fund’s performance was acceptable.

Fees and Expenses. The Trustees reviewed the advisory fees for Iron Horse Fund as compared to its peer group and the Options-Based Morningstar category. The Board determined the advisory

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

fee was above the average advisory fee of the funds in the peer group and Morningstar category, but within the high and low range of fees of both the peer group and Morningstar category. The Trustees noted that Rational entered into an expense limitation agreement whereby Rational waives advisory fees and/or assumes expenses to keep the Fund’s expenses from exceeding certain levels. In reviewing the overall net expense ratio, the Trustees noted it was above the average net expense ratio of the funds in the peer group and Morningstar category, but within the high and low range of net expense ratios of both the peer group and Morningstar category. After further discussion, the Trustees concluded that the advisory fee and expenses for the Iron Horse Fund were reasonable.

Profitability. The Trustees reviewed a profitability analysis provided for Iron Horse Fund, noting the Advisor is currently incurring a loss from its relationship with the Fund. After further discussion, the Trustees concluded that Rational’s profitability with respect to the Iron Horse Fund was reasonable.

“Fall-out” Benefits. The Trustees considered fall-out benefits received by Rational and its affiliates from their relationship with the Iron Horse Fund and the Trust.

Economies of Scale. The Board considered Rational’s estimates of asset levels where the Iron Horse Fund would benefit from economies of scale. The Trustees determined that the Iron Horse Fund was still not yet of a sufficient size to be experiencing economies of scale and agreed that the matter of economies of scale would be revisited as assets of the Iron Horse Fund increase.

Conclusion. No single factor was determinative to the decision of the Trustees. Having reviewed and discussed in depth such information from Rational as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that renewal of the Management Agreement with Rational on behalf of the Iron Horse Fund was in the best interests of the shareholders of the Iron Horse Fund.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

Consideration and Renewal of Sub-Advisory Agreement between Rational Advisors, Inc. and Van Hulzen Asset Management, LLC with respect to Rational Iron Horse Fund (“Iron Horse Fund”)

In connection with a regular meeting held on March 22, 2019, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of the Sub-Advisory Agreement between Rational Advisors, Inc. (“Rational”) and Van Hulzen Asset Management, LLC (“Van Hulzen” or the “Sub-Advisor”) with respect to the Iron Horse Fund (the “Sub-Advisory Agreement”).

The Trustees met in executive session with counsel, who provided assistance and advice and reviewed the duties and responsibilities of the Trustees in evaluating and approving the continuation of the Sub-Advisory Agreement. The Trustees reviewed information provided by Rational and Van Hulzen’s responses to a series of questions regarding, among other things, the investment performance of Iron Horse Fund; the services Van Hulzen provides to Iron Horse Fund; comparative fee and expense information; and Van Hulzen’s profitability and “fall-out” benefits from sub-advising the Iron Horse Fund (the “Van Hulzen 15c Response”). The Trustees relied upon the advice of counsel and their own business judgment in evaluating and weighting each of the factors to be considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided with respect to the renewal of the Sub-Advisory Agreement. The Trustees also considered the information presented at Board meetings throughout the year.

Nature, Extent & Quality of Services. The Trustees discussed the services Van Hulzen provides to the Fund. The Trustees reviewed information concerning the background and experience of the portfolio management and other personnel who provide services to the Fund, as well as information concerning the financial condition and resources; business; operations and compliance program of Van Hulzen. The Trustees considered the consistency in Van Hulzen personnel and acknowledged the expertise of the portfolio management team. After discussion, the Trustees concluded that Van Hulzen had personnel, resources and operations essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the sub-advisory services provided to the Iron Horse Fund by the Sub-Advisor were acceptable.

Performance. The Trustees reviewed the performance of Iron Horse Fund relative to its peer group, Options-Based Morningstar category and benchmark indices, the S&P 500 TR Index and CBOE S&P 500 BuyWrite Index, for various periods ended December 31, 2018. The Trustees discussed the criteria used by Rational for selecting the peer group. The Board noted Iron Horse Fund outperformed its peer group, Morningstar category and benchmarks for the one-year period. The Board further noted that the Fund out-performed its Morningstar category and peer group for the three-year, five-year and since inception periods but had under-performed the S&P 500 TR Index and CBOE S&P 500 BuyWrite Index for those same periods. The Trustees determined that the Fund’s performance was acceptable.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

Fees & Expenses. The Trustees considered that the sub-advisory fees paid to Van Hulzen pursuant to the Sub-Advisory Agreement were paid entirely by Rational. The Trustees noted that the maximum fee that Van Hulzen may receive pursuant to the Sub-Advisory Agreement between Rational and Van Hulzen of 0.625% (50% of the net advisory fee paid to Rational) is higher than the fees Van Hulzen receives for managing similarly managed accounts. The Board discussed the Fund’s strategy and determined that the sub-advisory fee was reasonable given the active management of the Fund and the covered call component and risk management discipline of the Fund’s strategy.

The Board considered the respective duties of Rational and Van Hulzen and analyzed how fees were allocated between Van Hulzen and Rational. After consideration and discussion, the Trustees decided that the fees were allocated appropriately between Van Hulzen and Rational.

Profitability. The Trustees reviewed the profitability of Van Hulzen from sub-advising Iron Horse Fund and noted that Van Hulzen was not currently profitable. The Board concluded that Van Hulzen’s profitability with respect to the Iron Horse Fund was reasonable.

“Fall-out” Benefits. The Trustees considered fall-out benefits received by Van Hulzen from its relationship with the Iron Horse Fund and the Trust.

Economies of Scale. The Trustees agreed that economies of scale was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. No single factor was determinative to the decision of the Trustees. Having requested and received detailed information from Van Hulzen as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement with Van Hulzen on behalf of the Iron Horse Fund was in the best interests of the shareholders of the Iron Horse Fund.

RATIONAL FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2019	SEMI-ANNUAL REPORT

Consideration and Approval of Management Agreement between Rational Advisors, Inc. and Mutual Fund & Variable Insurance Trust with respect to Context Insurance Linked Income Fund (“Context Insurance Fund”)

In connection with an in person Board Meeting held on December 14, 2018, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund & Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the Management Agreement between Rational Advisors, Inc. (“Rational”) and the Trust with respect to the Context Insurance Fund (the “Management Agreement”).

The Trustees reviewed Rational’s responses to a series of questions regarding, among other things, the nature, extent, and quality of the services to be provided by Rational; the advisory fees and costs of the services to be provided; the profits and “fall-out” benefits to be realized by Rational and its affiliates from its relationship with Context Insurance Fund; the extent to which economies of scale will be realized; and whether the fee levels reflect these economies of scale to the benefit of shareholders (the “Rational 15c Response”). The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Services. The Trustees noted their familiarity with the key personnel proposed to service Context Insurance Fund and discussed the consistent and quality services provided by the dedicated team of qualified professionals at Rational. The Trustees then discussed the nature of Rational’s operations, its financial condition and resources and its strong culture of compliance. The Board considered that Rational continues to enhance its risk management program and noted that the risk management team regularly evaluates the performance and volatility of other Funds it manages within the Trust. After further discussion and review of the Rational’s 15(c) Response, the Trustees concluded that Rational will provide an acceptable level of services to Context Insurance Fund.

Performance. The Trustees noted that, because the Context Insurance Fund had not commenced operations, it was not possible to assess Rational’s and Context’s investment performance with respect to the Context Insurance Fund. The Trustees had previously reviewed the performance of other Funds advised by Rational, and were pleased with the performance achieved and Rational’s oversight of sub-advisors.

Fees and Expenses. The Trustees reviewed the proposed annual advisory fee for the Context Insurance Fund of 1.50% and found it is above its peer group average, but well within the range of advisory fees. The Board acknowledged the peer group presented did not include open-end funds, but rather hedge funds and closed-end interval funds that follow similar strategies. The Board further found that the proposed advisory fee for the Context Insurance Fund was above the Nontraditional Bond Morningstar category average, but also within the range of fees within the

RATIONAL FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2019	SEMI-ANNUAL REPORT

category. The Board agreed the higher advisory fee was supported due to the specialized, alternative nature of the investment strategy. The Trustees reviewed Context Insurance Fund’s planned expense cap of 1.75%, effective through April 30, 2020. They noted the cap will keep the Context Insurance Fund’s net expense ratio at the lower range for both its peer group and Morningstar category. The Trustees concluded that the proposed advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Rational, as included in the Materials. After further discussion, the Trustees concluded that the estimated profitability of Rational with respect to Context Insurance Fund was reasonable. “Fall-out” Benefits. The Trustees considered fall-out benefits received by Rational and its affiliates from their relationship with the Context Insurance Fund and the Trust.

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the management of Context Insurance Fund. The Trustees noted that economies of scale were not anticipated to be reached during the initial period of the management agreement, and agreed that the matter of economies of scale would be revisited when the Context Insurance Fund reaches significant asset levels.

Conclusion. No single factor was determinative to the decision of the Trustees. Having requested and received such information from Rational as the Trustees believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the management agreement on behalf of the Context Insurance Fund was in the best interests of the future shareholders of Context Insurance Fund.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

Consideration and Approval of Sub-Advisory Agreement between Rational Advisors, Inc. and Context ILS Advisers, LLC with respect to Context Insurance Linked Income Fund (“Context Insurance Fund”)

In connection with a regular meeting held on December 14, 2018, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of the Sub-Advisory Agreement between Rational Advisors, Inc. (“Rational”) and Context ILS Advisers, LLC (“Context”) with respect to the Context Insurance Fund (the “Sub-Advisory Agreement”).

The Trustees reviewed information provided by Rational and Context’s responses to a series of questions regarding, among other things, the qualifications of Context to manage the Context Insurance Fund; the nature, extent, and quality of the services to be provided by Context; the sub-advisory fees and costs of the services to be provided; and Context’s expected profitability and “fall-out” benefits from sub-advising the Context Insurance Fund (the “Context 15c Response”). The Trustees relied upon the advice of counsel and their own business judgment in evaluating and weighting each of the factors to be considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided with respect to the approval of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees then discussed the nature of Context’s operations, its resources and the experience and qualifications of its fund management personnel. The Trustees noted Context’s in-depth experience and knowledge of the insurance asset class, experience investing in insurance-linked securities, and its approach to portfolio management and risk mitigation. The Board recalled their discussion with the Trust’s CCO regarding the quality of Context’s compliance program and the Trust’s CCO confirmed that Context had an adequate compliance program designed to prevent violations of applicable laws. After further discussion and review of the Context 15c Response, the Trustees concluded that Context will provide an acceptable level of services to the Context Insurance Fund.

Performance. The Trustees noted that, because the Context Insurance Fund had not commenced operations, it was not possible to assess Context’s investment performance with respect to the Fund. The Trustees noted that, as a newly formed entity, Context did not have performance of similar accounts for the Trustees to evaluate.

Fees and Expenses. The Trustees reviewed the proposed sub-advisory fee of 50% of the annual net advisory fee for the Context Insurance Fund, with an annual maximum of 0.75% of the Fund’s average net assets. The Trustees also considered that the sub-advisory fees to be paid to Context pursuant to the Sub-Advisory Agreement would be paid entirely by Rational. The Trustees concluded that the sub-advisory fee was not unreasonable, and agreed that the allocation of fees between Rational and Context was appropriate.

RATIONAL FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2019	SEMI-ANNUAL REPORT

Profitability. The Trustees reviewed a profitability analysis provided by Context. After further discussion, the Trustees concluded that the estimated profitability of Context with respect to the Context Insurance Fund was reasonable.

“Fall-out” Benefits. The Trustees considered fall-out benefits to be received by Context from its relationship with the Context Insurance Fund and the Trust.

Economies of Scale. The Trustees agreed that economies of scale was primarily an advisory fee concern and that economies of scale would be revisited when the Context Insurance Fund reaches significant asset levels.

Conclusion. No single factor was determinative to the decision of the Trustees. Having requested and received such information from Context as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of counsel, the Trustees concluded that approval of the Sub-Advisory Agreement with Context on behalf of the Context Insurance Fund was in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 202-551-8090 for information on the operation of the Public Reference Room.).

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	09/05/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	09/05/2019

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	09/05/2019